As filed with the Securities and Exchange Commission on October 28, 2020

Securities Act Registration No. 333-07305

Investment Company Act Registration No. 811-07685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 126	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 127

FRONTIER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 30, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

FRONTIER FUNDS

PROSPECTUS

Frontier MFG Global Equity Fund
Institutional Class Shares (FMGEX)
Service Class Shares (FMGSX)

Frontegra Asset Management, Inc.

Beginning in February 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier MFG Global Equity Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses(1)	0.05%	0.05%
Total Other Expenses	0.05%	0.20%
Total Annual Fund Operating Expenses	0.85%	1.00%
Less: Fee Waiver/Expense Reimbursement(2)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.80%	0.95%

____________

(1)	Service Class shares had not commenced operations as of June 30, 2020. Accordingly, “Additional Other Expenses” for the Service Class shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2020.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2022, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$261	$461	$1,039
Service Class	$97	$308	$542	$1,215

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. In selecting securities for the Fund, MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $10 billion at the time of purchase. The Fund will typically hold up to 20% of its total assets in cash and cash equivalents. The Fund may have significant investments in the technology sector.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

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Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks. Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risk, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

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Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2020, through September 30, 2020, was 6.75%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

11.41% (1st quarter, 2019)	(9.24)% (4th quarter, 2018)

Average Annual Total Returns(1)

(For the periods ended December 31, 2019)

	One Year	Five Year	Since Inception(2)
Institutional Class
Return Before Taxes	28.83%	11.60%	13.85%
Return After Taxes on Distributions	26.75%	10.10%	12.69%
Return After Taxes on Distributions and Sale of Fund Shares	18.51%	8.98%	11.22%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	27.67%	8.74%	11.38%

(1)	The Service Class had not commenced operations as of the date of this Prospectus. Accordingly, the information provided represents returns of the Institutional Class.

(2)	The Institutional Class commenced operations on December 28, 2011.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. MFG Asset Management is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Hamish Douglass	2011	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion. The Fund is closed to new investors.

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies as a part of its principal investment strategy. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, ADRs, GDRs and REITs. In selecting securities for the Fund, MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $10 billion at the time of purchase. However, as a non-principal investment strategy, the Fund may hold securities of companies with market capitalizations below U.S. $10 billion. The Fund may have significant investments in the technology sector.

Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.

The Fund defines non-U.S. companies as companies:

●	that are organized under the laws of a foreign country;

●	whose principal trading market is in a foreign country; or

●	that derive a significant portion of their revenue from outside of the United States.

For purposes of this definition, a company has a “significant” portion of its revenue from outside of the United States if 50% or more of the company’s revenue is sourced outside of the United States.

With respect to the Fund’s non-U.S. investments, the Fund invests in companies located in developed countries as part of its principal investment strategy. Companies selected as investments for the Fund are companies that have sustainable competitive advantages which MFG Asset Management believes will translate into returns on capital materially in excess of their cost of capital for a sustained period of time. These companies will usually have some or all of the following characteristics: a wide economic “moat” (protection around an economic franchise), high reinvestment potential, low business risk and low agency risk (risk surrounding the deployment of the cash flow).

MFG Asset Management’s primary starting point for portfolio construction is to undertake extensive research in order to identify companies that meet the above criteria and then weight the portfolio towards its highest conviction ideas. MFG Asset Management will overlay its detailed macroeconomic analysis to ensure the Fund is not overly exposed to “portfolio aggregation risk” (over correlation to a single company, industry or macroeconomic risk) or “macroeconomic event risk” (a major macroeconomic event that could significantly and adversely impact the value of the Fund’s investments).

MFG Asset Management will purchase a company for the Fund when the valuation is attractive, using both discounted cash flow valuations and forecasts of three year total shareholder return. MFG Asset Management will buy companies that have both low and higher price-to-earnings and price-to-book

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multiples provided that the company has some or all of the favorable attributes described above and its shares are trading at an appropriate discount to MFG Asset Management’s assessment of intrinsic value.

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management; if there are more attractive opportunities available, if the company has not performed to expectations; or if MFG Asset Management believes it is prudent to sell a position for risk management purposes.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Cash or Similar Investments. The Fund will typically hold up to 20% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Defensive Positions. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. From time to time MFG Asset Management may make significant changes to the Fund’s portfolio if it believes that macroeconomic events could lead to a significant and sustained loss in value for shareholders. Such events could include a financial crisis, a sustained oil price shock, a global pandemic or a major global conflict. To the extent MFG Asset Management maintains a substantial cash position for the Fund, engages in temporary strategies or makes significant changes to the Fund’s portfolio, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

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Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs (together, “DRs”) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability. DRs are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depositary. DR holders may not have all of the legal rights of shareholders. DRs may be sponsored or unsponsored. If the Fund invests in an unsponsored DR, the Fund is likely to bear its proportionate share of expenses of the depositary, and it may have greater difficulty in receiving shareholder communications that it would have with a sponsored DR.

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Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks. Sector emphasis risk is the possibility that investment within certain sectors may decline in price due to sector-specific economic developments. Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risk faced by dominant technology platforms including around antitrust, privacy and control of information, a reduction in competitiveness and loss of market share (should the companies be unable to keep up with innovations), uncertainty regarding the forecasting or the future size of their target market and therefore the future revenue they will generate, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents positions, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, MFG Asset Management, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights table describes the financial performance for the Fund’s Institutional Class shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request. As of June 30, 2020, the Fund’s Service Class shares had not commenced operations. Accordingly, there are no financial highlights available for Service Class shares.

FRONTIER MFG GLOBAL EQUITY FUND

	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$19.72	$18.89	$17.25	$15.05	$15.99

Income (LOSS) from investment operations:
Net investment income	0.11 (1)	0.17	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investments	1.39	2.38	2.22	2.77	(0.48)
Total Income (Loss) from Investment Operations	1.50	2.55	2.35	2.92	(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.17)	(0.14)	(0.14)	(0.12)
From net realized gain on investments	(1.30)	(1.55)	(0.57)	(0.58)	(0.48)
Total Distributions	(1.44)	(1.72)	(0.71)	(0.72)	(0.60)

Redemption fees retained(2)	—	—	—	—	—

Net Asset Value, End of Period	$19.78	$19.72	$18.89	$17.25	$15.05

Total Return	7.58%	15.06%	13.75%	19.96%	(2.19)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,162,448	$1,125,305	$1,103,521	$1,134,098	$1,073,308
Ratio of expenses to average net assets
Before waivers and reimbursements	0.85%	0.85%	0.85%	0.85%	0.85%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.49%	0.80%	0.64%	0.85%	0.85%
Net of waivers and reimbursements	0.54%	0.85%	0.69%	0.90%	0.90%
Portfolio turnover rate	45%	34%	28%	30%	38%

__________

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by MFG Asset Management, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including MFG Asset Management, are majority-owned subsidiaries of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange. MFG Asset Management is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and MFG Asset Management are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Company’s annual report for the fiscal year ended June 30, 2020.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.80% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2022, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers, the advisory fee paid to Frontegra for the fiscal year ended June 30, 2020, was equal to 0.75% of the Fund’s average daily net assets.

MFG Asset Management. MFG Asset Management was organized in 2006 and is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, MFG Asset Management serves as investment adviser to other institutional clients. MFG Asset Management also serves as subadviser to four other series of the Company: the Frontier MFG Global Plus Fund, the Frontier MFG Global Sustainable Fund, the Frontier MFG Core Infrastructure Fund and the Frontier MFG Select Infrastructure Fund. MFG Asset Management is an affiliate of Frontegra by virtue of being under common control of MFG. As of September 30, 2020, MFG Asset Management had approximately U.S. $73.1 billion under management.

Frontegra has entered into a subadvisory agreement with MFG Asset Management under which MFG Asset Management manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, MFG Asset Management is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. MFG Asset Management has also agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

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Portfolio Manager. Hamish Douglass serves as the Portfolio Manager of the Fund. Mr. Douglass has ultimate responsibility for the investment decisions for the Fund. Mr. Douglass co-founded MFG Asset Management in July 2006 and serves as Chairman of MFG. Prior to founding MFG Asset Management, Mr. Douglass served as Co-Head of Global Banking at Deutsche Bank, Australia, a firm he joined in 1998. Mr. Douglass has a Bachelor’s Degree in Commerce from the University of New South Wales.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. The Fund is currently closed to new investors. The Fund will remain open to additional investments by existing shareholders, including through the automatic reinvestment of distributions. An employer-sponsored retirement account or any other qualified retirement or profit-sharing plan that is a Fund shareholder may continue to buy shares in the ordinary course of the plan’s operations, even for new plan participants. In addition, clients of MFG Asset Management are permitted to make new investments in the Fund upon approval of Frontegra and MFG Asset Management. At the discretion of the Board of Directors, in consultation with Frontegra and MFG Asset Management, the Fund may open to new investors at a later date.

Your financial institution may be responsible for providing information to the Fund at the time of purchase in order to verify your eligibility to purchase shares of the Fund. You may call 1-888-825-2100 if you have questions about your eligibility to invest in the Fund.

Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

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Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier MFG Global Equity Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

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Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. As of the date of this Prospectus, the Service Class shares have not yet commenced operations. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

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Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

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Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30 day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption

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proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or MFG Asset Management, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and

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technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class shares of the Fund pay a shareholder servicing fee as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor and its representatives receive compensation for any referrals of shareholders that representatives of the Distributor make to the Fund pursuant to a solicitation agreement with MFG Asset Management. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

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Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the

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Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of long-term capital gain. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check,

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or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than

22

50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

23

DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

MLC Centre Level 36, 19 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

24

Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

25

Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

26

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

27

FRONTIER FUNDS

PROSPECTUS

Frontier MFG Global Plus Fund
Institutional Class Shares (FMGPX)

Service Class Shares (FMPSX)

Class Y Shares (FMGYX)

Frontegra Asset Management, Inc.

Beginning in February 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier MFG Global Plus Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service	Class Y
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	none	none	0.25%
Other Expenses
Shareholder Servicing Fee	none	0.15%	0.15%
Additional Other Expenses(1)	0.09%	0.09%	0.09%
Total Other Expenses	0.09%	0.24%	0.24%
Total Annual Fund Operating Expenses(2)	0.89%	1.04%	1.29%
Less: Fee Waiver/Expense Reimbursement(3)	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.80%	0.95%	1.20%

____________

(1)	Class Y shares had not commenced operations as of June 30, 2020. Accordingly, “Additional Other Expenses” for the Class Y shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2020.

(2)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2020.

(3)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80%, 0.95% and 1.20% of the Fund’s average daily net assets attributable to the Institutional Class, Service Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2022, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

2

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$265	$475	$1,079
Service Class	$97	$313	$556	$1,254
Class Y	$122	$391	$690	$1,540

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. In selecting securities for the Fund, MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $25 billion at the time of purchase. The Fund will typically hold up to 20% of its total assets in cash and cash equivalents. The Fund may have significant investments in the technology sector.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions leading to fluctuations in the Fund’s share price.

3

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks. Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risk, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

4

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2020, through September 30, 2020, was 6.80%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

11.35% (1st quarter, 2019)	(9.14)% (4th quarter, 2018)

5

Average Annual Total Returns(1)

(For the periods ended December 31, 2019)

	One Year	Since Inception(2)
Institutional Class
Return Before Taxes	28.71%	10.90%
Return After Taxes on Distributions	27.91%	9.79%
Return After Taxes on Distributions and Sale of Fund Shares	17.49%	8.32%
MSCI World Index (Net)
(reflects no deductions for fees, expenses or taxes)	27.67%	8.19%
Service Class
Return Before Taxes	28.73%	15.14%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	27.67%	12.56%

(1)	Class Y shares had not commenced operations as of December 31, 2019. Accordingly, the information provided represents returns of the Institutional Class and the Service Class.

(2)	The Institutional Class and the Service Class commenced operations on March 23, 2015, and May 9, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class and Class Y shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. MFG Asset Management is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Hamish Douglass	Inception of the Fund in 2015	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

6

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000
Class Y	$1,000	$50

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies as a part of its principal investment strategy. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, ADRs, GDRs and REITs. In selecting securities for the Fund, MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $25 billion at the time of purchase. However, as a non-principal investment strategy, the Fund may hold securities of companies with market capitalizations below U.S. $25 billion. The Fund may have significant investments in the technology sector.

Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.

The Fund defines non-U.S. companies as companies:

●	that are organized under the laws of a foreign country;

●	whose principal trading market is in a foreign country; or

●	that derive a significant portion of their revenue from outside of the United States.

For purposes of this definition, a company has a “significant” portion of its revenue from outside of the United States if 50% or more of the company’s revenue is sourced outside of the United States.

With respect to the Fund’s non-U.S. investments, the Fund invests in companies located in developed countries as part of its principal investment strategy. Companies selected as investments for the Fund are companies that have sustainable competitive advantages which MFG Asset Management believes will translate into returns on capital materially in excess of their cost of capital for a sustained period of time. These companies will usually have some or all of the following characteristics: a wide economic “moat” (protection around an economic franchise), high reinvestment potential, low business risk, and low agency risk (risk surrounding the deployment of the cash flow).

MFG Asset Management’s primary starting point for portfolio construction is to undertake extensive research in order to identify companies that meet the above criteria and then weight the portfolio towards its highest conviction ideas. MFG Asset Management will overlay its detailed macroeconomic analysis to ensure the Fund is not overly exposed to “portfolio aggregation risk” (over correlation to a single company, industry or macroeconomic risk) or “macroeconomic event risk” (a major macroeconomic event that could significantly and adversely impact the value of the Fund’s investments).

MFG Asset Management will purchase a company for the Fund when the valuation is attractive, using both discounted cash flow valuations and forecasts of three year total shareholder return. MFG Asset Management will buy companies that have both low and higher price-to-earnings and price-to-book

8

multiples provided that the company has some or all of the favorable attributes described above and its shares are trading at an appropriate discount to MFG Asset Management’s assessment of intrinsic value.

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management, if there are more attractive opportunities available, if the company has not performed to expectations, or if MFG Asset Management believes it is prudent to sell a position for risk management purposes.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Cash or Similar Investments. The Fund will typically hold up to 20% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Defensive Positions. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. From time to time, MFG Asset Management may make significant changes to the Fund’s portfolio if it believes that macroeconomic events could lead to a significant and sustained loss in value for shareholders. Such events could include a financial crisis, a sustained oil price shock, a global pandemic or a major global conflict. To the extent MFG Asset Management maintains a substantial cash position for the Fund, engages in temporary strategies or makes significant changes to the Fund’s portfolio, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

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Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs (together, “DRs”) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability. DRs are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depositary. DR holders may not have all of the legal rights of shareholders. DRs may be sponsored or unsponsored. If the Fund invests in an unsponsored DR, the Fund is likely to bear its proportionate share of expenses of the depositary, and it may have greater difficulty in receiving shareholder communications that it would have with a sponsored DR.

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Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks. Sector emphasis risk is the possibility that investment within certain sectors may decline in price due to sector-specific economic developments. Although MFG Asset Management selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risk faced by dominant technology platforms including around antitrust, privacy and control of information, a reduction in competitiveness and loss of market share (should the companies be unable to keep up with innovations), uncertainty regarding the forecasting or the future size of their target market and therefore the future revenue they will generate, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents positions, the Fund risks achieving lower investment returns, when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, MFG Asset Management, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class and Service Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request. As of June 30, 2020, the Fund’s Class Y shares had not commenced operations. Accordingly, there are no financial highlights available for Class Y shares.

FRONTIER MFG GLOBAL PLUS FUND - INSTITUTIONAL CLASS

	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$13.04	$12.72	$11.49	$9.59	$9.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07 (1)	0.10 (1)	0.10	0.13 (1)	0.09 (1)
Net realized and unrealized gain (loss) on investments	0.93	1.60	1.40	1.79	(0.36)
Total Income (Loss) from Investment Operations	1.00	1.70	1.50	1.92	(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.16)	(0.08)	(0.02)	(0.05)
From net realized gain on investments	(0.27)	(1.22)	(0.19)	— (2)	—
Total Distributions	(0.35)	(1.38)	(0.27)	(0.02)	(0.05)

Redemption fees retained	— (2)	—	—	—	—

Net Asset Value, End of Period	$13.69	$13.04	$12.72	$11.49	$9.59

Total Return	7.65%	15.22%	13.12%	20.06%	(2.77)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$306,283	$215,921	$340,204	$302,726	$21,547
Ratio of expenses to average net assets
Before waivers and reimbursements	0.89%	0.89%	0.88%	0.95%	2.03%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.45%	0.73%	0.71%	1.02%	(0.29)%
Net of waivers and reimbursements	0.54%	0.82%	0.79%	1.17%	0.94%
Portfolio turnover rate(3)	44%	56%	59%	31%	30%

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FRONTIER MFG GLOBAL PLUS FUND – SERVICE CLASS

	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(1)
Net Asset Value, Beginning of Period	$13.03	$12.72	$11.49	$9.60	$9.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06 (2)	0.10 (2)	0.10	0.11 (2)	—	(3)
Net realized and unrealized gain (loss) on investments	0.92	1.58	1.39	1.80	(0.13)
Total Income (Loss) from Investment Operations	0.98	1.68	1.49	1.91	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.15)	(0.07)	(0.02)	—
From net realized gain on investments	(0.27)	(1.22)	(0.19)	— (3)	—
Total Distributions	(0.34)	(1.37)	(0.26)	(0.02)	—

Redemption fees retained	— (3)	—	—	— (3)	—	(3)

Net Asset Value, End of Period	$13.67	$13.03	$12.72	$11.49	$9.60

Total Return	7.50%	15.09%	13.01%	19.92%	(1.34	)%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$230,199	$116,849	$74,933	$81,173	$10,727
Ratio of expenses to average net assets
Before waivers and reimbursements	0.99%	0.98%	0.95%	1.09%	1.38	%(5)
Net of waivers and reimbursements	0.90%	0.89%	0.88%	0.89%	0.80	%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.37%	0.68%	0.60%	0.80%	(0.70	)%(5)
Net of waivers and reimbursements	0.46%	0.77%	0.67%	1.00%	(0.12	)%(5)
Portfolio turnover rate(6)	44%	56%	59%	31%	30	%(4)

(1)	Commenced operations on May 9, 2016.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Less than one cent per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by MFG Asset Management, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including MFG Asset Management, are majority-owned subsidiaries of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange. MFG Asset Management is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and MFG Asset Management are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Company’s annual report for the fiscal year ended June 30, 2020.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra, pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.80% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2022, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80%, 0.95% and 1.20% of the Fund’s average daily net assets for the Institutional Class, Service Class and Class Y shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers, the advisory fee paid to Frontegra for the fiscal year ended June 30, 2020, was equal to 0.71% of the Fund’s average daily net assets.

MFG Asset Management. MFG Asset Management was organized in 2006 and is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, MFG Asset Management serves as investment adviser to other institutional clients. MFG Asset Management also serves as subadviser to four other series of the Company: the Frontier MFG Global Equity Fund, the Frontier MFG Global Sustainable Fund, the Frontier MFG Core Infrastructure Fund and the Frontier MFG Select Infrastructure Fund. MFG Asset Management is an affiliate of Frontegra by virtue of being under common control of MFG. As of September 30, 2020, MFG Asset Management had approximately U.S. $73.1 billion under management.

Frontegra has entered into a subadvisory agreement with MFG Asset Management under which MFG Asset Management manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, MFG Asset Management is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. MFG Asset Management has also agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

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Portfolio Manager. Hamish Douglass serves as the Portfolio Manager of the Fund. Mr. Douglass has ultimate responsibility for the investment decisions for the Fund. Mr. Douglass co-founded MFG Asset Management in July 2006, and serves as Chairman of MFG. Prior to founding MFG Asset Management, Mr. Douglass served as Co-Head of Global Banking at Deutsche Bank, Australia, a firm he joined in 1998. Mr. Douglass has a Bachelor’s Degree in Commerce from the University of New South Wales.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class, Service Class and Class Y shares of the Fund, the NAV of the three classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case,

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Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier MFG Global Plus Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses

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containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers three different classes of shares: Institutional Class shares, Service Class shares and Class Y shares. As of the date of this Prospectus, Class Y shares have not yet commenced operations. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. Service Class shares and Class Y shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to each class. In addition, Class Y shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase

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check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

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Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30 day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares, $1,000 for Service Class shares and $100 for Class Y shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

19

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or MFG Asset Management, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

20

Rule 12b-1 Fees (Class Y Shares Only). The Company, on behalf of the Fund’s Class Y shares, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Class Y shares pay an annual fee of up to 0.25% to the Distributor for payments to Financial Intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund. Because these fees are paid out of the Class Y shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing Fee (Service Class and Class Y Shares Only). The Company, on behalf of the Fund’s Service Class and Class Y, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class and Class Y shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class and Class Y shareholders. Service Class and Class Y shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class and Class Y shares of the Fund pay a shareholder servicing fee as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any distribution or service fees payable under the 12b-1 Plan or shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor and its representatives receive compensation for any referrals of shareholders that representatives of the Distributor make to the Fund pursuant to a solicitation agreement with MFG Asset Management. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

21

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the

22

Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of long-term capital gain. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check,

23

or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than

24

50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

25

DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

MLC Centre Level 36, 19 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

26

Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

27

Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

28

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

29

FRONTIER FUNDS

PROSPECTUS

Frontier MFG Global Sustainable Fund
Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Frontegra Asset Management, Inc.

Beginning in October 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in October 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier MFG Global Sustainable Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses(1)	1.46%	1.46%
Total Other Expenses	1.46%	1.61%
Total Annual Fund Operating Expenses	2.26%	2.41%
Fee Waiver(2)	(1.46)%	(1.46)%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.95%

____________

(1)	Service Class shares had not commenced operations as of June 30, 2020. Accordingly, “Other Expenses” for Service Class shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal period ended June 30, 2020.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2022, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$82	$416
Service Class	$97	$462

2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from October 9, 2019, commencement of operations, to June 30, 2020, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”). Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In selecting investments for the Fund, MFG Asset Management reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. MFG Asset Management considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, MFG Asset Management incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that MFG Asset Management believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will normally hold a limited number (generally 20 to 50) of companies in its portfolio that meet these criteria. The Fund may invest in forward foreign currency contracts for currency hedging purposes. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

As a temporary measure during unusual economic or market conditions, MFG Asset Management may take steps to reduce the Fund’s exposure to market risk by short selling futures contracts.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

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Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Derivatives Risk. Some of the Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. For example, the Fund may invest in forward foreign currency contracts to hedge against currency risks as part of its principal investment strategy, which will subject the Fund to counterparty risk. Derivatives may be illiquid and difficult to price. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Futures contracts and options may not always be successful hedges and using them could lower the Fund’s total return. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, such as forward foreign currency contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

ESG and Low Carbon Investing Risk. In pursuing MFG Asset Management’s ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

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Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Market Risk Reduction Strategy Risk. As a temporary measure during unusual economic or market conditions, the Fund may engage in short sales of futures contracts. Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance information is available on the Company’s website, www.frontiermutualfunds.com, or by calling toll-free 1-888-825-2100.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. MFG Asset Management is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Domenico Giuliano	Inception of the Fund in 2019	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

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	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss. The investment objective may be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet MFG Asset Management’s criteria for ESG and low carbon investments. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, ADRs and GDRs. In selecting ESG investments, MFG Asset Management reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. MFG Asset Management considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, MFG Asset Management incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk. In selecting investments with lower carbon factor risk, MFG Asset Management considers companies’ carbon emissions intensity and materiality of fossil fuel interests or exposures. MFG Asset Management limits the Fund’s weighted average carbon emissions intensity through the application of a cap. Company carbon emissions intensity is obtained from third party providers, which typically source their data from company disclosures made under the framework provided by the Carbon Disclosure Project.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that MFG Asset Management believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long-term and sustainable competitive advantages. The Fund will normally hold a limited number (generally 20 to 50) of companies in its portfolio that meet the criteria. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion. The Fund may invest in forward foreign currency contracts for currency hedging purposes. As a non-principal investment strategy, MFG Asset Management generally excludes investments in securities that it deems to have material exposures in the tobacco, mining, gambling, weapons, adult entertainment and alcohol industries.

Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.

The Fund defines non-U.S. companies as companies:

●	that are organized under the laws of a foreign country;

●	whose principal trading market is in a foreign country; or

●	that derive a significant portion of their revenue from outside of the United States.

For purposes of this definition, a company has a “significant” portion of its revenue from outside of the United States if 50% or more of the company’s revenue is sourced outside of the United States. With respect to the Fund’s non-U.S. investments, the Fund invests in companies located in developed countries as part of its principal investment strategy. The Fund may also invest in emerging markets as part of its principal investment strategy.

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MFG Asset Management seeks to achieve the Fund’s investment objective through an integrated investment approach that incorporates four key elements:

●	Industry and Company Research. MFG Asset Management employs a bottom-up analytical approach that involves an assessment of a company’s competitive advantages resulting in a quality rating determined by MFG Asset Management’s investment committee and a valuation of a company based on MFG Asset Management’s financial forecasts for the company. MFG Asset Management determines a company’s quality rating based on its analysis of a number of assessed criteria, such as the company’s sustainable competitive advantage, growth potential, predictability of cash-flows and earnings, return on invested capital, operating and financial leverage, management and board track record on deployment of capital and ESG issues.

●	Macroeconomic Research. MFG Asset Management undertakes macroeconomic research and incorporates its assessment of macroeconomic-related risk in its overall portfolio decisions for the Fund.

●	Portfolio Construction. MFG Asset Management designs the Fund’s portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index. MFG Asset Management also incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that would lead to a concentration of risk in MFG Asset Management’s opinion.

●	ESG and Low Carbon Investment Framework. MFG Asset Management considers a broad spectrum of ESG issues for their materiality of impact on future earnings and risks of companies and applies its ESG framework that is described in more detail above. In addition, MFG Asset Management has developed a proprietary low carbon investment framework, which seeks to lower carbon factor risks and caps the Fund’s carbon intensity at less than one-third of that of the MSCI World Index through:

1.	screening out companies based on their carbon emissions intensity (based on their carbon emissions per unit of revenue) with the screening threshold based on globally agreed upon climate goals;

2.	limiting the portfolio’s weighted average carbon emissions intensity through a carbon emissions intensity cap; and

3.	excluding companies with fossil fuel interests or exposures (for example, companies engaged in the extraction, transportation and storage of fossil fuels).

To assist the assessment of ESG risks, analysts evaluate data and information on ESG issues relevant to the companies that they cover from a variety of third party sources regarding companies’ detailed climate disclosures, including data on carbon emissions and climate change mitigation activities.

MFG Asset Management may adjust this framework over time as ESG or carbon reduction goals evolve or as it otherwise deems appropriate.

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management; if there are more attractive opportunities available; if the company has not performed to expectations; or if MFG Asset Management believes it is prudent to sell a position for risk management purposes.

As a temporary measure during unusual economic or market conditions, MFG Asset Management may take steps to reduce the Fund’s exposure to market risk through the use of investments that are expected

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to increase in value when a specified stock index declines by short selling futures contracts, such as short sales of index futures contracts, as an alternative to selling securities held in the Fund. MFG Asset Management expects these strategies to provide an efficient means of reducing market risk and produce similar results in the Fund as selling the equity securities held in the portfolio, however, this strategy may result in other portfolios managed by MFG Asset Management selling the same securities before the Fund, and may result in other portfolios selling the securities at more favorable prices than the Fund.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Cash or Similar Investments. The Fund will typically hold up to 20% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Temporary Defensive Position. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. To the extent the Fund engages in temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

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Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Derivatives Risk. Some of the Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. For example, the Fund may invest in forward foreign currency contracts to hedge against currency risks as part of its principal investment strategy, which will subject the Fund to counterparty risk. Derivatives may be illiquid and difficult to price. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Futures contracts and options may not always be successful hedges and using them could lower the Fund’s total return. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, such as forward foreign currency contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

ESG and Low Carbon Investing Risk. In pursuing MFG Asset Management’s ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security

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when it might otherwise be disadvantageous to do so. MFG Asset Management’s framework of ESG and low carbon investments will vary from other managers. There is no guarantee MFG Asset Management’s abilities to select ESG and low carbon investments will be successful.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some countries with emerging markets may impose different capital gains taxes or capital restrictions on foreign investors.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs (together, “DRs”) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability. DRs are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depositary. DR holders may not have all of the legal rights of shareholders. DRs may be sponsored or unsponsored. If the Fund invests in an unsponsored DR, the Fund is likely to bear its proportionate share of expenses of the depositary, and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored DR.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Market Risk Reduction Strategy Risk. As a temporary measure during unusual economic or market conditions, the Fund may engage in short sales of futures contracts. Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses. In addition, the Fund must pay any dividends or interest payable that accrues on a security sold short until it is replaced.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise

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disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, MFG Asset Management, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request. The Fund’s Service Class shares commenced operations on October 20, 2020. Accordingly, there are no financial highlights available for the Service Class shares because they commenced operations after the period ended June 30, 2020.

FRONTIER MFG GLOBAL SUSTAINABLE FUND – INSTITUTIONAL CLASS

	Period Ended June 30, 2020(1)

Net Asset Value, Beginning Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain on investments	0.39
Total Income from Investment Operations	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.01)
Total Distributions	(0.01)

Net Asset Value, End of Period	$10.43

Total Return	4.36	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,537
Ratio of expenses to average net assets
Before waivers and reimbursements	2.26	%(3)
Net of waivers and reimbursements	0.80	%(3)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.82	)%(3)
Net of waivers and reimbursements	0.64	%(3)
Portfolio turnover rate	43	%(2)

___________________

(1)	Commenced operations on October 9, 2019.
(2)	Not annualized.
(3)	Annualized.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by MFG Asset Management, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including MFG Asset Management, are majority-owned subsidiaries of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange. MFG Asset Management is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and MFG Asset Management are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Company’s annual report for the period ended June 30, 2020.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.80% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses through at least October 31, 2022, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers and reimbursements, no advisory fee was paid to Frontegra for the fiscal period ended June 30, 2020.

MFG Asset Management. MFG Asset Management was organized in 2006 and is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, MFG Asset Management serves as investment adviser to other institutional clients. MFG Asset Management also serves as subadviser to four other series of the Company: the Frontier MFG Global Equity Fund, the Frontier MFG Global Plus Fund, the Frontier MFG Core Infrastructure Fund and the Frontier MFG Select Infrastructure Fund. MFG Asset Management is an affiliate of Frontegra by virtue of being under common control of MFG. As of September 30, 2020, MFG Asset Management had approximately U.S. $73.1 billion under management.

Frontegra has entered into a subadvisory agreement with MFG Asset Management under which MFG Asset Management manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, MFG Asset Management is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. MFG Asset Management has also agreed to pay for or reimburse Frontegra for any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

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Portfolio Manager. Domenico Giuliano has served as Portfolio Manager of the Fund since its inception. Mr. Giuliano has ultimate responsibility for the investment decisions for the Fund. He joined MFG Asset Management in March 2007. In 2011, Mr. Giuliano was promoted to Portfolio Manager, working closely with MFG Asset Management’s CEO/CIO on investment strategy and portfolio management of the Global Equity strategies. In December 2014, Mr. Giuliano was promoted to Deputy Chief Investment Officer. In 2016, he was appointed portfolio manager of MFG Asset Management’s Global Sustainable strategy. He holds a Master of Business Administration from the Australian Graduate School of Management and a Bachelor of Economics from Macquarie University, and is a Fellow of the Institute of Actuaries of Australia.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

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Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier MFG Global Sustainable Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask

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for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

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Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30 day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

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●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing

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Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or MFG Asset Management, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

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Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class shares of the Fund pay a shareholder servicing fee as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor and its representatives receive compensation for any referrals of shareholders that representatives of the Distributor make to the Fund pursuant to a solicitation agreement with MFG Asset Management. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

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Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

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Taxes on Distributions. The Fund makes distributions to its shareholders of substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of net capital gain. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the

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amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

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DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

MLC Centre Level 36, 19 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

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Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

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Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

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Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

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FRONTIER FUNDS

PROSPECTUS

Frontier MFG Core Infrastructure Fund

Institutional Class Shares (FMGIX)

Service Class Shares (FCIVX)

Frontegra Asset Management, Inc.

Beginning in February 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	0.08%	0.09%
Total Other Expenses	0.08%	0.24%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.59%	0.75%
Less: Fee Waiver/Expense Reimbursement(3)	(0.08)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.51%	0.66%

____________

(1)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.

(2)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2020.

(3)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2022, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$52	$172	$313	$722
Service Class	$67	$221	$399	$913

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (REITs) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of purchase.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (generally, a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the

3

overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure and Utilities Concentration Risk. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

4

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2020, through September 30, 2020, was (7.66)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

12.28% (1st quarter, 2019)	(5.41)% (4th quarter, 2016)

Average Annual Total Returns

(For the periods ended December 31, 2019)

	One Year	Five Year	Since Inception(1)
Institutional Class
Return Before Taxes	28.01%	8.60%	10.97%
Return After Taxes on Distributions	27.41%	8.06%	10.48%
Return After Taxes on Distributions and Sale of Fund Shares	17.34%	6.86%	9.04%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	27.67%	8.74%	10.82%
S&P Global Infrastructure Index	26.99%	6.57%	8.99%

Service Class
Return Before Taxes	27.84%	N/A	8.69%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	27.67%	N/A	12.00%
S&P Global Infrastructure Index	26.99%	N/A	8.89%

_______________________

(1)       The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure

5

representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. MFG Asset Management is the subadviser to the Fund.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Gerald Stack	2012	Portfolio Manager

Ben McVicar	2017	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is long-term capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities and Real Estate Investment Trusts (“REITs”) of infrastructure companies. REITs in which the Fund will invest are publicly traded equity REITs that own, operate or lease infrastructure assets. The Fund will invest in stapled securities to gain exposure to infrastructure assets. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The Fund will invest in both U.S. and non-U.S. companies, and may invest in companies of any size, with a minimum market capitalization of U.S. $500 million at the time of purchase.

In determining companies that qualify as infrastructure companies, MFG Asset Management analyzes data from a variety of third-party sources, which include periodic financial and operational reports and investor presentations, filings with regulatory agencies and major infrastructure indices. The Fund will concentrate (i.e., invest more than 25% of its assets) in the infrastructure sector and utilities industry. For purposes of this industry concentration test, industries are identified using Global Industry Classification (“GICS”) codes.

The Fund seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund follows a rules-based approach and invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure and are likely to generate reliable income streams and are also likely to benefit from inflation protection. MFG Asset Management’s proprietary definition of infrastructure has two key components: the assets must be essential for the efficient functioning of a community and the company must operate in an industry that exhibits little to no competitive pressure, avoids sovereign risk and is relatively insensitive to fluctuations in commodity prices. In addition, a minimum of 75% of a company’s earnings must be derived from assets that MFG Asset Management classifies as infrastructure assets. The Fund will generally hold securities of 80-100 companies that meet these criteria.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

●	Regulated energy utilities;
●	Regulated water utilities;
●	Toll roads;
●	Energy infrastructure;
●	Airports;
●	Ports;
●	Communications infrastructure
●	Rail; and
●	Social infrastructure.

With respect to the Fund’s non-U.S. investments, the Fund invests primarily in companies located in developed countries.

MFG Asset Management seeks to achieve the Fund’s investment objective through an integrated, rules-based investment approach that incorporates three key elements:

7

●	Determining the Investment Universe. The Fund’s investment universe includes only companies that meet MFG Asset Management’s proprietary infrastructure classification criteria, such as commodity price risk, gearing levels (which means the level of debt relative to equity and/or assets), sovereign risk, regulatory risk, liquidity and reporting transparency (which means the transparency of publicly available financial and other disclosures), which, if failed, will result in exclusion from the investment universe.

●	Applying Portfolio Filters. All securities within the investment universe are then passed through additional filters such as: market capitalization of at least $500 million, acceptable leverage and that the company is to be domiciled in a country that is a member of the Organization for Economic Corporation and Development (OECD).

●	Applying Portfolio Constraints. The weighting of securities in the Fund’s portfolio is set by pre-determined rules. Initially weightings are determined on the basis of free floats, i.e. the initial ‘raw’ weight for each stock is equal to the ratio of the free float for the stock divided by the sum total of the free floats of all the securities in the investable universe. The resultant portfolio consists of more than 80 securities. A strictly defined universe of securities approved for investment in the portfolio, security level controls and aggregated risk limit constraints are then applied to the raw weights to ensure that the portfolio is appropriately diversified.

●	Monthly Rebalancing. The Fund’s portfolio is re-weighted on a monthly basis in line with the aforementioned portfolio construction criteria.

Companies are sold when, amongst other things, the investment is no longer expected to deliver its return objective and more attractive investment opportunities arise elsewhere.

The Fund will provide shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Temporary Defensive Position. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. To the extent the Fund engages in temporary strategies, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially

8

at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure and Utilities Concentration Risk. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes

9

affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Infrastructure companies may also be affected by or subject to regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other occurrences; and the imposition of special tariffs. Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

●	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens.

●	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased governmental or environmental regulation, negative effects of economic slowdowns, reduced demand as a result of increases in energy efficiency and energy conservation, cleanup and litigation costs as a result of oil spills or other environmental damage, changing and potentially harmful international politics and tax and other regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

●	Social infrastructure companies, such as those in the education and healthcare industries, are subject to government regulation and the costs of compliance with such regulations, delays or failures in receiving required regulatory approvals or the enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company. Other factors that may affect the operations of social infrastructure companies include increased susceptibility to terrorist acts or political actions.

●	The stock prices of transportation infrastructure companies are affected by both supply and demand of their specific product. The transportation sector can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

●	Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss. Utilities companies may incur unexpected increases in fuel and other operating costs. Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

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Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, MFG Asset Management, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class shares for the past five fiscal years and Service Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request.

FRONTIER MFG CORE INFRASTRUCTURE FUND – INSTITUTIONAL CLASS

	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$17.16	$15.40	$15.84	$15.27	$13.09

Income (LOSS) from investment operations:
Net investment income	0.41	0.45	0.58 (1)	0.50 (1)	0.37
Net realized and unrealized gain (loss) on investments	(0.81)	1.77	(0.48)	0.52	2.21
Total Income (Loss) from Investment Operations	(0.40)	2.22	0.10	1.02	2.58

LESS DISTRIBUTIONS:
From net investment income	(0.42)	(0.44)	(0.54)	(0.42)	(0.36)
From net realized gain on investments	—	(0.02)	— (2)	(0.03)	(0.04)
Total Distributions	(0.42)	(0.46)	(0.54)	(0.45)	(0.40)

Redemption fees retained	— (2)	—	—	— (2)	— (2)

Net Asset Value, End of Period	$16.34	$17.16	$15.40	$15.84	$15.27

Total Return	(2.40)%	14.65%	0.60%	6.83%	20.00%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$449,609	$402,142	$381,749	$251,149	$207,985
Ratio of expenses to average net assets
Before waivers and reimbursements	0.58%	0.79%	0.81%	0.83%	0.83%
Net of waivers and reimbursements	0.50%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.41%	2.74%	3.57%	3.18%	2.62%
Net of waivers and reimbursements	2.49%	2.83%	3.68%	3.31%	2.75%
Portfolio turnover rate(3)	18%	18%	19%	39%	15%

__________

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FRONTIER MFG CORE INFRASTRUCTURE FUND – SERVICE CLASS

	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Period Ended June 30, 2017(1)
Net Asset Value, Beginning of Period	$17.20	$15.43	$15.85	$15.23

Income (LOSS) from investment operations:
Net investment income(2)	0.43	0.65	0.53	0.90
Net realized and unrealized gain (loss) on investments	(0.85)	1.57	(0.43)	0.16
Total Income (Loss) from Investment Operations	(0.42)	2.22	0.10	1.06

LESS DISTRIBUTIONS:
From net investment income	(0.40)	(0.43)	(0.52)	(0.41)
From net realized gain on investments	—	(0.02)	— (3)	(0.03)
Total Distributions	(0.40)	(0.45)	(0.52)	(0.44)

Redemption fees retained	— (3)	— (3)	— (3)	—

Net Asset Value, End of Period	$16.38	$17.20	$15.43	$15.85

Total Return	(2.49)%	14.60%	0.60%	7.14	%(4)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$183,676	$105,625	$9,054	$2,982
Ratio of expenses to average net assets
Before waivers and reimbursements	0.69%	0.90%	0.91%	5.15	%(5)
Net of waivers and reimbursements	0.60%	0.80%	0.80%	0.80	%(5)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.44%	3.89%	3.30%	1.68	%(5)
Net of waivers and reimbursements	2.53%	3.99%	3.41%	6.03	%(5)
Portfolio turnover rate(6)	18%	18%	19%	39	%(4)

__________

(1)	Commenced operations on July 15, 2016.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Less than one cent per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by MFG Asset Management, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including MFG Asset Management, are majority-owned subsidiaries of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange. MFG Asset Management is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and MFG Asset Management are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Company’s annual report for the fiscal year ended June 30, 2020.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.50% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2022, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers, the advisory fee paid to Frontegra for the fiscal year ended June 30, 2020, was equal to 0.42% of the Fund’s average daily net assets.

MFG Asset Management. MFG Asset Management was organized in 2006 and is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, MFG Asset Management serves as investment adviser to other institutional clients. MFG Asset Management also serves as subadviser to four other series of the Company: the Frontier MFG Global Equity Fund, the Frontier MFG Global Plus Fund, the Frontier MFG Global Sustainable Fund and the Frontier MFG Select Infrastructure Fund. MFG Asset Management is an affiliate of Frontegra by virtue of being under common control of MFG. As of September 30, 2020, MFG Asset Management had approximately U.S. $73.1 billion under management.

Frontegra has entered into a subadvisory agreement with MFG Asset Management under which MFG Asset Management manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, MFG Asset Management is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. MFG Asset Management has also agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

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Portfolio Managers. The Fund’s portfolio is managed on a team basis by the two members of MFG Asset Management’s Infrastructure Investment Team, Gerald Stack and Ben McVicar. The final buy and sell decisions are made on a quantitative basis and are governed by the Fund’s portfolio constraints as established by the team.

Gerald Stack. Mr. Stack joined MFG Asset Management in January 2007 and serves as a Portfolio Manager. Mr. Stack is a senior member of MFG’s Infrastructure Investment Team. Prior to joining MFG Asset Management, Mr. Stack was a Director at Capital Partners (now known as CP2), a firm he joined in 1998. He has a Bachelor’s Degree in Economics and an MBA from the University of Sydney and is a Chartered Accountant.

Ben McVicar. Mr. McVicar joined MFG Asset Management in October 2013 as an Investment Analyst in the Infrastructure, Transport and Industrials Team and has served as Assistant Portfolio Manager and currently serves as Portfolio Manager. Prior to joining MFG Asset Management, Mr. McVicar spent nearly five years as an Equities Analyst at Credit Suisse in Sydney, Australia, where he was Lead Analyst for Australian Utilities. He has a Bachelor’s Degree in Commerce from The University of Queensland and is a CFA Charterholder.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

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Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier MFG Core Infrastructure Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all

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financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds

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will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

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Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30 day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or MFG Asset Management, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services

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include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class shares of the Fund pay a shareholder servicing fee as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor and its representatives receive compensation for any referrals of shareholders that representatives of the Distributor makes to the Fund pursuant to a solicitation agreement with MFG Asset Management. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

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Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

22

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of its net investment income and any realized net capital gain. Distributions from the Fund’s net investment income are declared and paid quarterly. Substantially all of the Fund’s net capital gain, if any, is distributed at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of ordinary income. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

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Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

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DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

MLC Centre Level 36, 19 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

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Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

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Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

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Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

28

FRONTIER FUNDS

PROSPECTUS

Frontier MFG Select Infrastructure Fund

Institutional Class Shares (FMSIX)

Service Class Shares (FMSSX)

Frontegra Asset Management, Inc.

Beginning in February 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier MFG Select Infrastructure Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	0.28%	0.28%
Total Other Expenses	0.28%	0.43%
Total Annual Fund Operating Expenses(1)	1.08%	1.23%
Less: Fee Waiver/Expense Reimbursement(2)	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.80%	0.95%

____________

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2020.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2022, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$286	$540	$1,265
Service Class	$97	$333	$620	$1,438

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies. The Fund will invest in common stock, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies as part of its principal investment strategy. The Fund will concentrate in the securities of companies operating in infrastructure-related industries. The Fund will invest in both U.S. and non-U.S. companies and may invest in companies of any size, with a minimum market capitalization of $500 million.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”) seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund will invest in a non-diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund will normally hold a limited number (typically 20 to 40) of companies that meet these criteria. The Fund will typically hold up to 20% of its assets in cash and cash equivalents.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading

3

purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for funds that invest in a greater number of companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Infrastructure Concentration Risk. The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

4

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2019 calendar year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2020, through September 30, 2020, was (11.57)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

12.44% (1st quarter, 2019)	1.62% (3rd quarter, 2019)

Average Annual Total Returns(1)

(For the periods ended December 31, 2019)

Institutional Class	One Year	Since Inception(2)
Return Before Taxes	24.87%	12.66%
Return After Taxes on Distributions	24.14%	12.15%
Return After Taxes on Distributions and Sale of Fund Shares	15.49%	9.83%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	27.67%	10.70%
S&P Global Infrastructure Index	26.99%	12.30%

(1)	The Service Class has not been offered for a full calendar year. Accordingly, the information provided represents returns of the Institutional Class.

(2)	The Institutional Class commenced operations on July 2, 2018.

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After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. MFG Asset Management is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Gerald Stack	Inception of the Fund in 2018	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. This investment objective may be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies. The Fund will invest in common stock, stapled securities and Real Estate Investment Trusts (“REITs”) of infrastructure companies as part of its principal investment strategy. REITs in which the Fund will invest are publicly traded equity REITs that own, operate or lease infrastructure assets. The Fund will invest in stapled securities to gain exposure to infrastructure assets. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The Fund will invest in both U.S. and non-U.S. companies and may invest in companies of any size, with a minimum market capitalization of U.S. $500 million at the time of purchase.

In determining companies that qualify as infrastructure companies, MFG Asset Management analyzes data from a variety of third-party sources, which include periodic financial and operational reports and investor presentations, filings with regulatory agencies and major infrastructure indices. The Fund will concentrate (i.e., invest more than 25% of its assets) in the securities of companies operating in infrastructure-related industries. For purposes of this industry concentration test, industries are identified using Global Industry Classification (“GICS”) codes.

To be eligible for investment by the Fund, infrastructure companies must meet MFG Asset Management’s key assessments: the assets must be essential for the efficient functioning of a community and the company must operate in an industry that exhibits little to no competitive pressure, avoids sovereign risk and is relatively insensitive to fluctuations in commodity prices. In addition, a minimum of 75% of a company’s earnings must be derived from assets that MFG Asset Management classifies as infrastructure assets.

The Fund seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a non-diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are also likely to benefit from inflation protection. The Fund will normally hold a limited number (typically 20 to 40) of companies that meet these criteria.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

●	Regulated energy utilities;
●	Regulated water utilities;
●	Toll roads;
●	Energy infrastructure;
●	Airports;
●	Ports;
●	Communications infrastructure;
●	Rail; and
●	Social infrastructure.

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With respect to the Fund’s non-U.S. investments, the Fund invests primarily in companies located in developed countries. The Fund may also invest in emerging markets as part of its principal investment strategy.

MFG Asset Management seeks to achieve the Fund’s investment objective through an integrated investment approach that incorporates three key elements:

●	Determining the Investment Universe. The Fund’s investment universe includes only companies that meet MFG Asset Management’s proprietary infrastructure classification criteria, such as commodity price risk, gearing levels (which means the level of debt relative to equity and/or assets), sovereign risk, regulatory risk, liquidity and reporting transparency (which means the transparency of publicly available financial and other disclosures), which, if failed, will result in exclusion from the investment universe.

●	Assessing the Quality and Intrinsic Value of Potential Investment. MFG Asset Management analyzes each security in the Fund’s investment universe. This analysis includes evaluations of a company’s external environment (including industry structure, regulation and the applicable political and legal systems), company-specific issues (including key assets, organizational structure, strategy and corporate governance), and its historical and forecasted financial performance. MFG Asset Management’s analysis is used to create financial forecasts and assess the intrinsic value of securities in the Fund’s investment universe.

●	Allocating Capital to the Securities within the Fund’s Investment Universe in a Suitable Manner. MFG Asset Management’s construction of the Fund’s portfolio is driven by the results of the valuation of the applicable securities, the assessment of the potential investment quality of a company, as well as formal portfolio risk controls. This portfolio construction process focuses on delivering long-term absolute investment returns.

Companies are sold when, amongst other things, the investment is no longer expected to deliver its return objective and more attractive investment opportunities arise elsewhere.

The Fund will provide shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Cash or Similar Investments. The Fund will typically hold up to 20% of its assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Temporary Defensive Position. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. To the extent the Fund engages in temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an

8

inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security. In addition, the income on stapled securities may fluctuate. The market for certain stapled securities may be illiquid at times.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

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Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Infrastructure Concentration Risk. The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Infrastructure companies may also be affected by or subject to regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other occurrences; and the imposition of special tariffs Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

●	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens.

●	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased governmental or environmental regulation, negative effects of economic slowdowns, reduced demand as a result of increases in energy efficiency and energy conservation, cleanup and litigation costs as a result of oil spills or other environmental damage, changing and potentially harmful international politics and tax and other regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

●	Social infrastructure companies, such as those in the education and healthcare industries, are subject to government regulation and the costs of compliance with such regulations, delays or failures in receiving required regulatory approvals or the enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company. Other factors that may affect the operations of social infrastructure companies include increased susceptibility to terrorist acts or political actions.

●	The stock prices of transportation infrastructure companies are affected by both supply and demand of their specific product. The transportation sector can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

●	Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss. Utilities companies may incur unexpected increases in fuel and other operating costs.

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Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some countries with emerging markets may impose different capital gains taxes or capital restrictions on foreign investors.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents positions, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, MFG Asset Management, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class and Service Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request.

FRONTIER MFG SELECT INFRASTRUCTURE FUND – INSTITUTIONAL CLASS

	Year Ended June 30, 2020	Period Endd June 30, 2019(1)

Net Asset Value, Beginning Period	$11.18	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.29	(2)
Net realized and unrealized gain (loss) on investments	(1.08)	1.09
Total Income (Loss) from Investment Operations	(0.90)	1.38

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.20)
From net realized gain on investments	(0.11)	—
Total Distributions	(0.29)	(0.20)

Redemption fees retained	― (3)	―

Net Asset Value, End of Period	$9.99	$11.18

Total Return	(8.26)%	13.90	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,775	$86,833
Ratio of expenses to average net assets
Before waivers and reimbursements	1.08%	1.24	%(5)(6)
Net of waivers and reimbursements	0.80%	0.80	%(5)(6)
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.50%	2.37	%(5)(7)
Net of waivers and reimbursements	1.78%	2.81	%(5)(7)
Portfolio turnover rate(8)	40%	29	%(4)

_________________

(1)	Commenced operations on July 2, 2018.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2019, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 1.24%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.80%.
(7)	The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2019, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.38%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.82%.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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FRONTIER MFG SELECT INFRASTRUCTURE FUND – SERVICE CLASS

	Year Ended June 30, 2020	Period Ended June 30, 2019(1)

Net Asset Value, Beginning Period	$11.19	$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.23	0.17
Net realized and unrealized gain (loss) on investments	(1.14)	0.82
Total Income (Loss) from Investment Operations	(0.91)	0.99

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.13)
From net realized gain on investments	(0.11)	―
Total Distributions	(0.28)	(0.13)
Redemption fees retained(3)	―	—

Net Asset Value, End of Period	$10.00	$11.19

Total Return	(8.32)%	9.60	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,985	$2,296
Ratio of expenses to average net assets
Before waivers and reimbursements	1.18%	1.35	%(5)
Net of waivers and reimbursements	0.90%	0.90	%(5)
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.85%	3.99	%(5)
Net of waivers and reimbursements	2.13%	4.44	%(5)
Portfolio turnover rate(6)	40%	29	%(4)

____________

(1)	Commenced operations on February 19, 2019.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by MFG Asset Management, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including MFG Asset Management, are majority-owned subsidiaries of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange. MFG Asset Management is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and MFG Asset Management are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s annual report for the fiscal year ended June 30, 2020.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.80% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2022, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets for Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/ reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers, the advisory fee paid to Frontegra for the fiscal period ended June 30, 2020, was equal to 0.52% of the Fund’s average daily net assets.

MFG Asset Management. MFG Asset Management was organized in 2006 and is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, MFG Asset Management serves as investment adviser to other institutional clients. MFG Asset Management also serves as subadviser to four other series of the Company: the Frontier MFG Global Equity Fund, the Frontier MFG Global Plus Fund, the Frontier MFG Global Sustainable Fund and the Frontier MFG Core Infrastructure Fund. MFG Asset Management is an affiliate of Frontegra by virtue of being under common control of MFG. As of September 30, 2020, MFG Asset Management had approximately U.S. $73.1 billion under management.

Frontegra has entered into a subadvisory agreement with MFG Asset Management under which MFG Asset Management manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, MFG Asset Management is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. MFG Asset Management has also agreed to pay for or reimburse Frontegra for, as applicable, organizational expenses of the Fund, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

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Portfolio Manager. Gerald Stack has served as Portfolio Manager of the Fund since its inception and as a Portfolio Manager of the Frontier MFG Core Infrastructure Fund since its inception in 2012. Mr. Stack has ultimate responsibility for the investment decisions for the Fund. Mr. Stack joined MFG Asset Management in January 2007 and serves as a Portfolio Manager. Mr. Stack is a senior member of MFG’s Infrastructure Investment Team. Prior to joining MFG, Mr. Stack was a Director at Capital Partners (now known as CP2), a firm he joined in 1998. He has a Bachelor’s Degree in Economics and an MBA from the University of Sydney and is a Chartered Accountant.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does

15

not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier MFG Select Infrastructure Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask

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for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. As of the date of this Prospectus, the Service Class shares have not yet commenced operations. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described

17

below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30 day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The

18

redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;
●	shares acquired through re-investments of Fund distributions; or
●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;
●	for requests to wire redemption proceeds (if not previously authorized on the account);
●	for redemption requests submitted within 30 days of an address change;
●	when changing account ownership; and
●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

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The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or MFG Asset Management, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;
●	selective monitoring of trade activity;
●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and
●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

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Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class shares of the Fund pay a shareholder servicing fee as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor and its representatives receive compensation for any referrals of shareholders that representatives of the Distributor make to the Fund pursuant to a solicitation agreement with MFG Asset Management. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A

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Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax

22

consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of its net investment income and any realized net capital gain. Distributions from the Fund’s net investment income are declared and paid quarterly. Substantially all of the Fund’s net capital gain, if any, is distributed at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of ordinary income. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold,

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exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

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DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

MLC Centre Level 36, 19 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

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Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

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Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

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Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

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FRONTIER FUNDS

PROSPECTUS

Frontier Caravan Emerging Markets Fund

Institutional Class Shares (FCEMX)

Service Class Shares (FCESX)

Frontegra Asset Management, Inc.

Beginning in December 2021 for the Fund, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in December 2021.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-825-2100 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held with Frontier Funds, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2020

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. Frontier Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see the Fund’s privacy policy inside the back cover of this Prospectus.

Summary Section

Investment Objective. The investment objective of the Frontier Caravan Emerging Markets Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional	Service
Shareholder Fees
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	none	none
Other Expenses(1)
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	1.36%	1.33%
Total Other Expenses	1.36%	1.48%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	2.08%	2.20%
Less: Fee Waiver/Expense Reimbursement(4)	(1.26)%	(1.23)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	0.82%	0.97%

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(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)    Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.  Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.

(3)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal period from December 4, 2019, commencement of operations, to June 30, 2020.

(4)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net

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expenses resulting from the expense cap agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$84	$530
Service Class	$99	$570

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 4, 2019, commencement of operations, to June 30, 2020, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of emerging market companies. The Fund invests primarily in common stocks, preferred stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Caravan Capital Management, LLC, the Fund’s subadviser (“Caravan”), defines emerging markets as those countries included in the MSCI Emerging Markets Index. As of August 31, 2020, emerging markets in this index include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The countries that comprise emerging markets may change from time to time as the index is reconstituted. The Fund may invest up to 20% of its net assets in companies located in markets other than emerging markets. For example, the Fund may invest in companies located in frontier markets that Caravan expects may graduate to emerging market status through inclusion in the MSCI Emerging Markets Index in the near future. Caravan defines frontier markets as those countries included in the MSCI Frontier Markets Index.

The Fund may invest in companies of any size. The Fund will concentrate its investments in the banking industry. As a result, under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry.

The Fund does not focus in securities of any individual country as part of its principal investment strategy. Caravan imposes a cap on the Fund’s investments in any single country to reduce the Fund’s country concentration risk. The Fund is expected to have significant investments in the securities of companies operating in China because issuers in China represent a large segment of the MSCI Emerging Markets Index, and, as such, may represent a significant weight in the Fund’s portfolio.

Caravan may sell a security as part of the country weight and stock rebalancing process, or for tax or liquidity reasons.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects

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of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid than securities in more developed markets.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

China Investing Risk. The Fund may have significant investments in companies located in China. Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Frontier Markets Risks. Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss.

Depositary Receipts Risks. The risks of depositary receipts (including ADRs and GDRs) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the

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sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Banking Industry Concentration Risk. By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Companies Risk. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small- and medium-sized companies may underperform the stocks of larger companies as an asset class.

Small Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents, the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that Caravan would like to sell. Caravan may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance information is available on the Company’s website, www.frontiermutualfunds.com, or by calling toll-free 1-888-825-2100.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. Caravan Capital Management LLC is the subadviser to the Fund.

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Portfolio Manager. Cliff Quisenberry, founder, Chief Executive Officer, and Chief Investment Officer of Caravan, is primarily responsible for the day-to-day management of the Fund and has served as portfolio manager of the Fund since its inception in 2019.

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from these tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is long-term capital appreciation. This investment objective may be changed without shareholder approval.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of emerging market companies. The Fund invests primarily in common stocks, preferred stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and collectively with ADRs, “DRs”). The Fund expects to invest in DRs that are both sponsored or unsponsored as part of its principal investment strategy. A purchaser of unsponsored DRs may not have complete voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored DR. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are receipts typically issued by a foreign bank or trust company evidencing ownership of the underlying securities.

The Fund’s subadviser, Caravan, seeks to employ a disciplined investment process that ranks each country based on several factors, such as relative valuation, volatility, and correlation. The weighted sum of the factors determines the country score. Using the country score, each country is weighted using a proprietary algorithm that determines country weights subject to adjustments deemed advisable by the portfolio manager. On a periodic basis, the country weights are rebalanced by Caravan to target weights based on changes in price movements and valuations. Security positions in the Fund are generally based upon the weight of the country in the Fund, the security’s weight within its country, sampling techniques, industry tilts and other factors that may be modified based on internal research. The Fund will concentrate its investments in the banking industry under normal market conditions. However, during periods of market volatility or in other unusual market conditions, the Fund may have less than 25% of its total assets invested in the banking industry. As a non-principal investment strategy, Caravan generally excludes investments in securities in the tobacco, coal mining, gambling, defense, and alcohol industries and companies involved in abortion or embryonic stem cell research. Caravan may sell a security as part of the country weight and stock rebalancing process, or for tax or liquidity reasons.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment.

Cash or Similar Investments. The Fund may hold up to 20% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Temporary Defensive Positions; Temporary Investment Measures. The Fund may invest up to 100% of its total assets in cash, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. The Fund may temporarily depart from the policy to invest at least 80% of its assets in the types of securities suggested by its name when doing so is believed to be in the Fund’s best interest, so long as the investment is consistent with the Fund’s investment objective. For instance, the Fund may temporarily invest in exchange-traded funds or other registered investment companies when Caravan deems appropriate, such as in response to economic or market conditions or when needed for liquidity or access to certain markets. To the extent the Fund engages in temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

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Additional Principal Risk Information

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in business interruptions, disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid than securities in more developed markets. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some countries with emerging markets may impose different capital gains taxes or capital restrictions on foreign investors.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. For example, the United Kingdom withdrew from the European Union (“EU”) on January 31, 2020, following a June 2016 referendum referred to as

8

“Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020, during which time a trade deal and other key agreements are to be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

China Investing Risk. The Fund may have significant investments in companies located in China. Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Frontier Markets Risks. Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier markets countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier markets countries. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. In addition to withholding taxes on investment income, some countries with frontier markets may impose different capital gains taxes on foreign investors. All of these factors can make frontier market securities more volatile and potentially less liquid than securities issued in more developed markets, including more developed emerging markets.

DRs Risks. The Fund invests in foreign securities by purchasing ADRs and GDRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. DRs are typically issued by a U.S. or foreign bank or trust company evidencing its ownership of the underlying securities. The risks of such DRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Weightings Risk. To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Banking Industry Concentration Risk. By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries. Investment opportunities in many emerging markets may be focused in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute

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and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small- and medium-sized companies may underperform the stocks of larger companies as an asset class.

Small Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size.

Other Investment Companies Risk. The Fund may invest in shares of exchange-traded funds (“ETFs”) and other investment companies as a temporary strategy. You will indirectly bear fees and expenses charged by the underlying funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, the cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying investment company. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, the Fund risks achieving lower investment returns if the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that Caravan would like to sell. Caravan may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses;

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interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, Caravan, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class and Service Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen”). The Fund’s financial statements, along with Cohen’s report, are included in the Fund’s annual report, which is available upon request.

FRONTIER CARAVAN EMERGING MARKETS FUND – INSTITUTIONAL CLASS

	Period Ended June 30, 2020(1)

Net Asset Value, Beginning Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09
Net realized and unrealized loss on investments	(1.03)
Total Loss from Investment Operations	(0.94)

LESS DISTRIBUTIONS:
From net investment income	(0.02)
Total Distributions	(0.02)

Net Asset Value, End of Period	$9.04

Total Return	9.44	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,198
Ratio of expenses to average net assets
Before waivers and reimbursements	2.06	%(3)
Net of waivers and reimbursements	0.80	%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.76	%(3)
Net of waivers and reimbursements	2.02	%(3)
Portfolio turnover rate	24	%(2)

___________________

(1)	Commenced operations on December 4, 2019.
(2)	Not annualized.
(3)	Annualized.

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FRONTIER CARAVAN EMERGING MARKETS FUND – SERVICE CLASS

	Period Ended June 30, 2020(1)

Net Asset Value, Beginning Period	$7.86

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments	1.14
Total Income from Investment Operations	1.18

Net Asset Value, End of Period	$9.04

Total Return	15.01	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23
Ratio of expenses to average net assets
Before waivers and reimbursements	2.13	%(3)
Net of waivers and reimbursements	0.90	%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.43	%(3)
Net of waivers and reimbursements	2.66	%(3)
Portfolio turnover rate	24	%(2)

___________________

(1)	Commenced operations on April 6, 2020.
(2)	Not annualized.
(3)	Annualized.

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Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by Caravan, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Frontegra is affiliated with Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm that provides marketing services to investment advisers, including Caravan.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Company’s semi-annual report for the period ended December 31, 2019.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.70% of the Fund’s average daily net assets.

Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2021, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board of Directors of the Company. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers and reimbursements, no advisory fee was paid to Frontegra for the fiscal period ended June 30, 2020.

Subadviser. Caravan was organized in 2009 and is located at 950 Pacific Avenue, Suite 500, Tacoma, WA 98402. In addition to providing portfolio management services to the Fund, Caravan serves as investment adviser to private investment funds and separately managed accounts. As of September 30, 2020, Caravan had approximately U.S. $61 million under management.

Frontegra has entered into a subadvisory agreement with Caravan under which Caravan manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, Caravan is compensated by Frontegra for its investment subadvisory services based on a percentage of the net advisory fee received by Frontegra. Caravan has agreed to share in any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement.

On October 21, 2020, Caravan provided notice to Frontegra that it has determined to terminate the subadvisory agreement. Accordingly, Caravan will no longer be providing subadvisory services to the Fund following the 120-day notice period in the subadvisory agreement, or such earlier date agreed to by the parties. The Board will consider alternatives for the Fund's future at a meeting of the Board in November 2020, which may include the liquidation of the Fund or the retention of a new subadviser.

Portfolio Manager. The Fund is managed by Cliff Quisenberry. Mr. Quisenberry is the founder of and has been Chief Executive Officer and Chief Investment Officer of Caravan since its inception in 2008. Mr. Quisenberry has over 30 years of experience in the investment management industry, including over 20 years of experience managing portfolios of emerging market equities. Mr. Quisenberry began his career in 1987 at Fred Alger Management in New York as a research associate and was a Vice President and portfolio manager at Cutler & Company from 1990 to 1994. He served as Director of Research and Product Development and chief of emerging market strategies at Parametric, a Seattle-based subsidiary of

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Eaton Vance, where he served as chief of emerging market strategies from 1995 until 2007 and where he also served as a portfolio manager of an emerging markets mutual fund. Mr. Quisenberry graduated magna cum laude from Yale University in 1987 with a BA degree in Economics. He has been a CFA Charterholder since 1990.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontier Funds, Inc.” to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance

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by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontier Funds, Inc.
Frontier Caravan Emerging Markets Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

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If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “Frontier Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 90 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan

17

Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee. If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds. If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Caravan and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio, or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 90 days or less from their date of purchase. The 90-day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

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●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra

19

or Caravan, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, Caravan and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 90 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for initial set-up fees for new funds and/or share classes so that the underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

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Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. In some circumstances, Institutional Class shares of the Fund directly pay the intermediary for performing sub-transfer agent and other administrative services to clients who hold Institutional Class shares of the Fund through an omnibus account in an amount that is intended to compensate the intermediary for its provision of services of the type that are provided by the Transfer Agent. Service Class shares of the Fund pay a shareholder servicing fee as described above. Caravan has agreed to reimburse Frontegra for a portion of the payments it makes to Financial Intermediaries for sub-transfer agent and other administrative services.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. In addition, the Distributor’s representatives may receive compensation for any referrals to shareholders that representatives of the Distributor make to the Fund pursuant to a solicitation agreement with Caravan. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one Frontier Fund to another Frontier Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A

21

Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontier Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Caravan in good faith and in accordance with procedures approved by the Board. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and

22

tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and the shareholder satisfies certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in-kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of net capital gain. All distributions will automatically be reinvested in shares of the Fund at the then-prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: Frontier Funds, Inc., c/o U.S. Bank Global Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207. Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in-kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontier Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

23

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

24

DIRECTORS

William D. Forsyth III

Pamela H. Conroy

Steven K. Norgaard

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

Christopher A. Currie

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

SUBADVISER

Caravan Capital Management, LLC

950 Pacific Avenue, Suite 500

Tacoma, Washington 98402

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500

Northbrook, Illinois 60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202-5207

For regular mail deliveries, use:

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

25

Rev. October 2020

FACTS	WHAT DOES FRONTIER FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and income

●    Account balances and account transactions

●    Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Frontier Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Frontier Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

26

Who we are
Who is providing this notice?	Frontier Funds, Inc., a family of mutual funds.
What we do
How does Frontier Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Frontier Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     buy securities from us

●     make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitionss
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Limited, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Frontier Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Frontier Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

27

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments will be available in the Company’s annual and semi-annual reports to shareholders as they become available. The Company’s annual report will provide a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100. The SAI and the annual and semi-annual reports will be available, free of charge, on the Company’s website at http://www.frontiermutualfunds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

Frontier Funds, Inc.

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-07685.

28

STATEMENT OF ADDITIONAL INFORMATION

FRONTIER FUNDS, INC.

Frontier MFG Global Equity Fund
Institutional Class Shares (FMGEX)
Service Class Shares (FMGSX)

Frontier MFG Global Plus Fund
Institutional Class Shares (FMGPX)
Service Class Shares (FMPSX)
Class Y Shares (FMGYX)

Frontier MFG Global Sustainable Fund
Institutional Class Shares (FMSGX)
Service Class Shares (FMSRX)

Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

Frontier MFG Select Infrastructure Fund
Institutional Class Shares (FMSIX)
Service Class Shares (FMSSX)

Frontier Caravan Emerging Markets Fund
Institutional Class Shares (FCEMX)
Service Class Shares (FCESX)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-888-825-2100

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses of the above Funds dated October 31, 2020. Each of the Frontier MFG Global Equity Fund (the “MFG Global Equity Fund”), the Frontier MFG Global Plus Fund (the “MFG Global Plus Fund”), the Frontier MFG Global Sustainable Fund (the “MFG Global Sustainable Fund”), the Frontier MFG Core Infrastructure Fund (the “MFG Core Infrastructure Fund”), the Frontier MFG Select Infrastructure Fund (the “MFG Select Infrastructure Fund”) and the Frontier Caravan Emerging Markets Fund (the “Caravan Emerging Markets Fund”) (individually, a “Fund,” and collectively, the “Funds”) is a series of Frontier Funds, Inc. (the “Company”). The audited financial statements for each Fund for the fiscal period ended June 30, 2020, are incorporated herein by reference to the Company’s 2020 Annual Report. The Prospectuses and/or the 2020 Annual Report are available without charge upon request to the above address or toll-free telephone number, or you can visit the Funds’ website at http://www.frontiermutualfunds.com.

FRONTEGRA STRATEGIES, LLC

Distributor

This Statement of Additional Information is dated October 31, 2020.

You should rely only on the information contained in this SAI and the Prospectuses dated October 31, 2020. The Company has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made. This SAI applies to the Institutional Class, Service Class and Class Y shares of the applicable above-listed Funds. The shares of the other series of the Company are offered in a separate prospectus and SAI.

ii

Fund Organization

The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 24, 1996.

The MFG Global Equity Fund, the MFG Global Plus Fund, the MFG Global Sustainable Fund and the MFG Select Infrastructure Fund are non-diversified series of the Company. The MFG Core Infrastructure Fund and the Caravan Emerging Markets Fund are diversified series of the Company. The Company may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one series may be offered in separate classes. Currently, the Company offers seven separate series, including one series, the Frontier HyperiUS Global Equity Fund, that has not commenced operations. The Board of Directors of the Company (the “Board”) has established three classes of shares of common stock: Institutional Class, Service Class and Class Y. The Company is authorized to issue 2,000,000,000, $0.01 par value, shares of common stock in series and classes. The number of shares authorized for each of the Company’s series and classes discussed is set forth in the table below.

Series/Class of Common Stock	Number of Authorized Shares

Frontier MFG Global Equity Fund
Institutional Class	100,000,000
Service Class	50,000,000

Frontier MFG Global Plus Fund
Institutional Class	100,000,000
Service Class	50,000,000
Class Y	50,000,000

Frontier MFG Global Sustainable Fund
Institutional Class	50,000,000
Service Class	50,000,000

Frontier MFG Core Infrastructure Fund
Institutional Class	50,000,000
Service Class	50,000,000

Frontier MFG Select Infrastructure Fund
Institutional Class	50,000,000
Service Class	50,000,000

Frontier Caravan Emerging Markets Fund
Institutional Class	50,000,000
Service Class	50,000,000

Frontier HyperiUS Global Equity Fund
Institutional Class	50,000,000
Service Class	50,000,000

The assets belonging to each series are held separately by the custodian, U.S. Bank, N.A., and if the Company issues additional series, each additional series will be held separately. In effect, each series will be a separate fund. However, there is a risk, generally considered remote, that one series of the Company could be liable for the liabilities of one or more other series of the Company.

Each share of common stock, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. Shares have non-cumulative voting rights. Each share of common stock is entitled to participate in distributions of investment company taxable income and net capital gain as determined by the Board. Each share of common stock is entitled to the residual assets of the respective series in the event of liquidation. Shares have no preemption, conversion or subscription rights.

Fund Policies: Fundamental and Non-Fundamental

The investment objective of each of the MFG Global Equity Fund and MFG Global Plus Fund is capital appreciation. The investment objective of the MFG Core Infrastructure Fund and the Caravan Emerging Markets Fund is long-term capital appreciation. The investment objective of the MFG Global Sustainable Fund and the MFG Select Infrastructure Fund is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of each Fund, with the exception of the MFG Select Infrastructure Fund and the Caravan Emerging Markets Fund, is fundamental and may not be changed without shareholder approval.

The following is a complete list of each Fund’s fundamental investment limitations which cannot be changed without shareholder approval, which requires the approval of a majority of each Fund’s outstanding voting securities. As used herein, a “majority of each Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of a Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.	May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not apply to the MFG Global Equity Fund, the MFG Global Plus Fund, the MFG Global Sustainable Fund or the MFG Select Infrastructure Fund, each of which is non-diversified.

2.	May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the “1940 Act”), which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). The Fund may also borrow money from other Frontier Funds or other persons to the extent permitted by applicable law.

3.	May not issue senior securities, except as permitted under the 1940 Act.

4.	May not act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

5.	May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.	May not make loans if, as a result, more than 33-1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

7.	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry, except that (i) the MFG Core Infrastructure Fund will invest at least 25% of the value of its total assets in companies engaged in the utilities industry, (ii) the MFG Select Infrastructure Fund will invest more than 25% of the value of its total assets in companies operating in infrastructure-related industries, and (iii) the Caravan Emerging Markets Fund will invest more than 25% of the value of its total assets in companies operating in the banking industry.

8.	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.	With respect to the MFG Global Equity, MFG Global Plus, MFG Global Sustainable, MFG Core Infrastructure and MFG Select Infrastructure Funds, may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

10.	With respect to the MFG Global Equity, MFG Global Plus, MFG Core Infrastructure and MFG Select Infrastructure Funds, may not change its investment objective.

With respect to the Fundamental Investment Limitation item 2 above, “applicable law” refers to the 1940 Act and the regulations adopted thereunder.

With the exception of the Fundamental Investment Limitation item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

For purposes of applying Fundamental Investment Limitation item 7 above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), a Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry. Under normal market conditions, the Caravan Emerging Markets Fund will invest more than 25% of its total assets in securities issued by companies operating in the banking industry. However, during periods of market volatility or in other unusual market conditions, the Fund may have 25% or less of its total assets invested in the banking industry. The MFG Global Equity, MFG Global Plus and MFG Global Sustainable Funds may be concentrated in a sector but will not be concentrated in any industry.

The following are the Funds’ non-fundamental operating policies which may be changed by the Board without shareholder approval.

Each Fund may not:

1.	Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.	Acquire any illiquid investment if, immediately after the acquisition, more than 15% of its net assets would be invested in illiquid investments that are assets, or such other amounts as may be permitted under the 1940 Act.

4.	Engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”).

5.	Borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls.

6.	Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.	Make any change in its investment policy of investing a minimum percentage of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

8.	Borrow money from other Frontier Funds unless it has received an exemptive order from the SEC permitting such practice.

With the exception of Non-Fundamental Investment Limitation item 3 above, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

Investment Policies and Techniques

The following information supplements the discussion of the Funds’ principal investment strategies, policies, and techniques that are described in the applicable Prospectus and also provides information about investment strategies that are non-principal strategies.

Borrowing

The Funds may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by the SEC, from time to time to meet shareholder redemptions. This means that, in general, the Funds may borrow money from banks on a secured basis in an amount up to 33⅓% of a Fund’s total assets. The Funds may also borrow money for temporary purposes on an unsecured basis in an amount not to exceed 5% of a Fund’s total assets. The Funds will not borrow for leverage in an attempt to enhance investment returns.

If the amount borrowed at any time exceeds 33⅓% of a Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer period authorized by the SEC), reduce the amount of the borrowings such that the borrowings do not exceed 33⅓% of such Fund’s total assets.

Concentration

Each of the Funds has adopted a fundamental investment policy that prohibits the Fund from investing more than 25% of its assets in the securities of companies the principal business activities of which are in the same industry, except the MFG Core Infrastructure Fund, which will invest at least 25% of the value of its total assets in companies engaged in the utilities industry, the MFG Select Infrastructure Fund, which will invest more than 25% of the value of its total assets in companies operating in infrastructure-related industries, and the Caravan Emerging Markets Fund, which will invest, under normal market conditions, more than 25% of the value of its total assets in the banking industry. For purposes of this policy, Frontegra Asset Management, Inc. (“Frontegra”), in consultation with the applicable subadviser to a Fund, determines the industry classifications of each Fund’s investments using industry data obtained from third-party statistical organizations, such as the Global Industry Classification Standard (“GICS”) classification system. The GICS system categorizes issuers by industry based on the issuers’ primary business activities. In the absence of such a classification for a particular issuer, the subadviser to a Fund may provide an industry classification. Alternately, the subadvisers or Frontegra may classify a particular issuer in good faith based on its own analysis of the economic or other relevant characteristics affecting the issuer. The 25% limit does not apply to securities of other investment companies or securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions. The Funds recognize that the SEC staff has maintained that a Fund should consider the underlying investments of investment companies in which a Fund is invested when determining the concentration of such Fund, and the Funds take such guidance into account when determining the applicable Fund’s compliance with its concentration policy.

Convertible Securities

As a non-principal investment strategy for the MFG Global Equity, the MFG Global Plus, MFG Global Sustainable, MFG Core Infrastructure and MFG Select Infrastructure Funds (together, the “MFG Funds”), the Funds may invest in convertible securities, which are debt obligations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities.

Depositary Receipts

The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), or other securities convertible into securities or issuers based in foreign countries. As a non-principal investment strategy, the MFG Core Infrastructure and MFG Select Infrastructure Funds may invest in such securities. As a principal investment strategy, the MFG Global Equity, MFG Global Plus, MFG Global Sustainable and Caravan Emerging Markets Funds may invest in ADRs and GDRs and the Caravan Emerging Markets Fund may invest in EDRs. The Caravan Emerging Markets Fund may also invest in Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”) as a non-principal investment strategy.

ADRs include ADs, and these securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs and EDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs and EDRs are receipts with a non-U.S. bank evidencing a similar arrangement. For purposes of each Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock. HOLDRs trade on the New York Stock Exchange (“NYSE”) and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) The Fund may invest in ADRs, both voting and non-voting, in order to obtain exposure to foreign securities markets.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Derivatives

As a non-principal investment strategy, each Fund may, but is not required to, use derivatives for hedging purposes or, in certain circumstances, in order to enhance a Fund’s return in non-hedging situations.

General Description of Hedging Strategies. The Funds may engage in hedging activities, including options, futures contracts (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge a Fund’s holdings.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

Except as set forth below, the Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the Commodities Futures Trading Commission. A Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value. The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Section 4.5 of the regulations under the CEA and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Asset Coverage for Futures and Options Positions. Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies. In connection with futures or options transactions, unless the transactions are covered in accordance with SEC positions, the Funds will maintain a segregated account with its custodian consisting of cash or liquid securities, or a Fund will earmark as segregated on the books of a Fund or the Fund’s custodian, an amount of liquid assets, equal to the entire amount at risk (less margin deposits) on a continuous basis. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets. These assets will be marked-to-market daily.

Stock Index Options. Each MFG Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 or the Value Line Composite Index or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange (“NYSE”), the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks. Successful use by the Funds of options on stock indexes will be subject to the ability of a Fund’s subadviser to correctly predict movements in the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts. The Funds may enter into futures contracts (hereinafter referred to as “Futures” or “Futures Contracts”), including index and interest rate Futures as a hedge against movements in the equity and bond markets or Futures related to currencies, in order to establish more definitely the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the CEA. Each Fund’s hedging may include sales of Futures as an offset against the effect of expected declines in stock, bond or currency prices and purchases of Futures as an offset against the effect of expected increases in stock, bond or currency prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time and place. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund’s open positions in Futures Contracts. A margin deposit serves as a down payment on the underlying asset and is intended to ensure the Fund meets its obligations with respect to the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Funds seek to close out a Futures position. The Funds would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Funds’ net asset value. In addition, many of the contracts are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

Options on Futures. The MFG Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Funds’ securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

Foreign Currency ‒ Related Derivative Strategies ‒ Special Considerations. The Funds may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments, such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Caravan Emerging Markets Fund may invest in foreign currency related derivatives when deemed advisable by Caravan to respond to unusual market conditions as a non-principal investment strategy. The Funds may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging and position hedging. A Fund’s use of currency-related derivative instruments will be directly related to the Fund’s current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, a Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when a Fund’s subadviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by a Fund. Furthermore, currency-related derivative instruments may be used for short hedges – for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, a Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where it’s anticipated that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if a Fund owns securities denominated in a foreign currency and it is anticipated that the currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as “cross hedges.” The effective use of currency-related derivative instruments by a Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

A Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by a Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, a Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that are reasonably believed to be capable of performing under the contract.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

When required by the SEC guidelines, a Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivative instruments. To the extent a Fund’s assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund’s assets are so set aside, this could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

A Fund’s dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Funds reserve the right to use currency-related derivative instruments for different purposes and under different circumstances. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in a Fund’s securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Federal Income Tax Treatment of Options, Futures and Foreign Currency Transactions. If a call option written by a Fund expires, the Fund will realize, for federal income tax purposes, a short-term capital gain equal to the option premium received by the Fund. If a call option written by a Fund is exercised, the option premium will be included in the proceeds of the sale, and will thus increase the Fund’s capital gain (or decrease its capital loss) on the sale of the security covering the option.

If a Fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the “Code”), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrecognized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

A Fund’s investment in Section 1256 contracts, such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special federal income tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were neither part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

Exchange-Traded Funds (“ETFs”) and Other Investment Companies

As a non-principal investment strategy for the MFG Funds and as a temporary strategy as part of the principal investment strategy of the Caravan Emerging Markets Fund, the Funds may invest in securities issued by ETFs and other investment companies within the limits prescribed by the 1940 Act in furtherance of its investment objective and principal strategies. With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Funds may invest in money market mutual funds or securities of other investment companies investing in short-term debt securities as a temporary strategy, pending reinvestment or when attractive equity investments are unavailable. The Funds may invest their assets in ETFs that hold international equities, including the securities of one or more emerging market companies. The Funds may also purchase ETFs that invest in companies that have particular market capitalizations, that are in specific industries and economic sectors and that comprise various equity indices. The Funds may also purchase ETFs that make investments linked to alternative asset classes and related indices, such as commodities, currencies, real estate, hedging strategies and private equity. The Funds may acquire ETFs as a means of investing cash temporarily in instruments that may generate returns comparable to a Fund’s benchmark index. As an owner of an ETF, mutual fund or another investment company, the Funds bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Exchange-Traded Products (“ETPs”) and Exchange-Traded Notes (“ETNs”)

The Caravan Emerging Markets Fund may also invest in ETPs and ETNs as a non-principal investment strategy. The Caravan Emerging Markets Fund is subject to the same risks as the investments underlying ETPs because the risks of owning shares of an underlying ETP generally reflect the risks of owning the underlying instruments the ETP is designed to track. Lack of liquidity in an underlying ETP can result in its value being more volatile than the underlying instruments. ETNs are structured debt securities, and ETNs’ liabilities are unsecured general obligations of the issuer. Most ETNs are designed to track a particular market segment or index. ETNs have expenses associated with their operation. When the Fund invests in an ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETN’s expenses. The risks of owning an ETN generally reflect the risks of owning the instruments the ETN is designed to track, although lack of liquidity in an ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETN. The value of an ETN security also should be expected to fluctuate with the credit rating of the issuer.

Foreign Investment Companies

As a non-principal investment strategy, each Fund may invest in foreign investment companies. Some of the securities in which the Funds invest may be located in countries that may not permit direct investment by outside investors. Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable) as a non-principal investment strategy. In accordance with SEC Rule 22e-4, the Funds are subject to the guidelines set forth in the Company’s liquidity risk management program. The term “illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. None of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.

Initial Public Offerings

As a non-principal investment strategy, the Funds may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, a Fund’s subadviser cannot guarantee continued access to IPOs.

Investment Grade Debt Obligations

As a non-principal investment strategy, the Funds may invest in investment grade debt obligations, which include: (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iv) bonds rated in one of the four highest rating categories (e.g., BBB or higher by S&P); and (v) unrated securities determined by a subadviser to be of comparable quality. Investment grade securities are generally believed to have relatively low degrees of credit risk. However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Lending of Portfolio Securities

Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Funds do not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the portfolio manager will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Funds will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund’s interest. Payments in lieu of dividends received by the Funds on the loaned securities are not treated as “qualified dividend income” for tax purposes.

Line of Credit

The Funds may borrow money from banks to the extent allowed (as described above under “Fund Policies: Fundamental and Non-Fundamental”) to meet shareholder redemptions. The Funds may enter into a line of credit with a bank in order to provide short-term financing, if necessary, in connection with shareholder redemptions.

Master Limited Partnerships (“MLPs”)

As a non-principal strategy, the MFG Core Infrastructure Fund and the MFG Select Infrastructure Fund may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. An investment in MLP interests involves some risks that differ from investments in the common stock of a corporation. Holders of MLP interests have limited control on matters affecting the partnership. The benefit of investing in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Participation Notes

As part of its non-principal investment strategy, the Caravan Emerging Markets Fund may invest in participation notes (“P-Notes”), which are non-U.S. derivatives instruments issued to foreign institutional investors that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities. P-Notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations. Countries in which P-Notes are used include India, Vietnam and the United Arab Emirates.

The Caravan Emerging Markets Fund is subject to counterparty risk associated with each issuer. Investment in a P-Note is not the same as investment in the constituent shares of the company. A P-Note represents only an obligation of the issuer to provide the Caravan Emerging Markets Fund the economic performance equivalent to holding shares of an underlying security. A P-Note does not provide any beneficial or equitable entitlement or interest in the relevant underlying security. In other words, shares of the underlying security are not in any way owned by the Caravan Emerging Markets Fund. However, each P-Note synthetically replicates the economic benefit of holding shares in the underlying security. Because a P-Note is an obligation of the issuer, rather than a direct investment in shares of the underlying security, the Caravan Emerging Markets Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations.

The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. The Caravan Emerging Markets Fund may, but is not required to, purchase credit protection against the default of the issuer. When the P-Note expires or the Caravan Emerging Markets Fund exercises the P-Note and closes its position, the Caravan Emerging Markets Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

Portfolio Turnover

A Fund’s portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity, market conditions or other factors. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs to the Fund and its shareholders. High portfolio turnover may result in the realization of capital gains, including short-term capital gains, taxable to shareholders at ordinary income rates.

Preferred Stocks

The MFG Funds may invest in preferred stocks as a non-principal investment strategy, and the Caravan Emerging Markets Fund may invest in preferred stocks as a principal investment strategy. Preferred stocks are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings or assets.

Real Estate Investment Trusts (“REITs”)

The MFG Funds may invest in REITs as part of their respective principal investment strategies. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages. A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% its taxable income to its shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments. The MFG Core Infrastructure Fund may invest in REITs that invest in infrastructure assets, which may be adversely affected by developments affecting the underlying infrastructure industry, including changes to interest rates.

The Funds’ investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for the special tax treatment available to REITs, which would subject the REIT to federal income taxes at the REIT level and adversely affect the value of its securities.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.

Repurchase Agreements

As a non-principal investment strategy, each Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. A Fund’s subadviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith in accordance with methodologies approved by the Board.

Short-Term Fixed Income Securities

The MFG Global Equity, MFG Global Plus, MFG Global Sustainable, MFG Select Infrastructure and Caravan Emerging Markets Funds may hold up to 20% of their total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose. The MFG Core Infrastructure Fund may hold up to 5% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose. Each Fund may invest up to 100% of its total assets in such instruments in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions. When a Fund takes a temporary position, the Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

1.	U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate. The Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship in 2008.

2.	Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fund’s restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. The maximum insurance payable by the Federal Deposit Insurance Corporation (“FDIC”) as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

3.	Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.	Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Funds may enter into repurchase agreements with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. Each Fund’s adviser or subadviser, as applicable, monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. The adviser or subadviser, as applicable, does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.	Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.	Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Funds at any time. Each Fund’s adviser or subadviser, as applicable, will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Frontegra or a subadviser, as applicable, of comparable quality.

Other than commercial paper, short-term fixed income securities must be rated at least A or higher by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”). Commercial paper and commercial paper master notes must be rated A-1 or better by S&P, Prime-1 or better by Moody’s, or F2 or higher by Fitch. The Funds may also invest in the short-term investment funds of their custodial bank.

Utilities Companies

Each of the MFG Core Infrastructure Fund and the MFG Select Infrastructure Fund invests in utilities companies as part of its principal investment strategy. Utilities companies in which the MFG Core Infrastructure Fund and the MFG Select Infrastructure Fund may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; or production, transmission or distribution of oil or natural gas. The MFG Core Infrastructure Fund and the MFG Select Infrastructure Fund may be susceptible to adverse economic or regulatory occurrences affecting the utilities industry. Investing in the utilities industry may involve additional risks, such as high interest costs in connection with capital construction and improvement programs; difficulty in raising capital; unfavorable government rate regulation; risks related to environmental and other regulatory compliance costs; negative effectives of an economic slowdown or recession; and increased competition from other utilities providers.

Utilities companies may be subject to regulation by various governmental authorities and may be subject to special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between regulations that apply among different jurisdictions and agencies. Changes in climate can also negatively affect the financial condition of utility companies.

Temporary Defensive Position; Temporary Investment Measures

Each Fund may invest up to 100% of its total assets in cash, money market mutual funds, money market deposit accounts and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. The Caravan Emerging Markets Fund may temporarily depart from the policy to invest at least 80% of its assets in the types of securities suggested by its name when doing so is believed to be in the Fund’s best interest, so long as the investment is consistent with the Fund’s investment objective. For instance, the Caravan Emerging Markets Fund may temporarily invest in ETFs or other registered investment companies when the Fund’s subadviser, Caravan Capital Management LLC (“Caravan”), deems appropriate, such as in response to economic or market conditions or when needed for liquidity or access to certain markets. To the extent a Fund engages in temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Warrants

As part of its non-principal investment strategy, the Caravan Emerging Markets Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Directors and Officers

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below. William D. Forsyth III (indicated with an asterisk*) is deemed to be an “interested person” of the Funds, as defined in the 1940 Act, due to his positions with Frontegra and Frontegra Strategies, LLC, the Fund’s distributor (the “Distributor”). The information in the table is as of September 30, 2020.

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director(1)	Other Directorships Held by Director
Pamela H. Conroy Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1961	Independent Director Chair, Nominating Committee	Indefinite; since January 2020 Indefinite; since February 2020	Ms. Conroy is currently retired. Ms. Conroy served as Executive Vice President, Chief Operating Officer and Chief Compliance Officer of Institutional Capital Corporation, an investment management firm, from 1994 to 2008.	7	Listed Funds Trust (with oversight of 24 portfolios)

Steven K. Norgaard Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1964	Independent Director Chair, Audit Committee	Indefinite; since October 2013 Indefinite; since January 2020	Mr. Norgaard has been an attorney with Steven K. Norgaard, P.C. since 1994. From 1990 to 1994, he was an attorney at McDermott, Will & Emery.	7	Boulder Growth & Income Fund, Inc. (with oversight of one portfolio)

James M. Snyder Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1947	Independent Director Lead Independent Director	Indefinite; since May 2002 Indefinite; since January 2020	Mr. Snyder is a private investor and chairman of a family foundation. Mr. Snyder served as an investment professional with Northern Trust from June 1969 until his retirement in June 2001. He served in a variety of capacities at Northern Trust, including as Chief Investment Officer, Executive Vice President of Northern Trust and Vice Chairman of Northern Trust Global Investments. Mr. Snyder has earned the right to use the Chartered Financial Analyst (CFA) designation.	7	RMB Investors Trust (with oversight of six portfolios)

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director(1)	Other Directorships Held by Director
William D. Forsyth III Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1963	President Director Secretary	Elected annually by the Board; since August 2008 (Co-President from 1996 to 2008). Indefinite; since May 1996. From August 2014 to September 2020.	Mr. Forsyth has served as President of Frontegra since August 2008 and as Treasurer and a Director of Frontegra since May 1996. Mr. Forsyth served as Co-President and Assistant Secretary of Frontegra from May 1996 to August 2008. Mr. Forsyth has served as Executive Chairman of North American Operations, MFG Asset Management, since February 5, 2018. Mr. Forsyth served as Vice President of Timpani Capital Management (“Timpani”) from August 2015 to June 2019. Mr. Forsyth served as President of Timpani from August 2008 to August 2015. Mr. Forsyth has served as President of the Distributor since August 2008. From July 1993 until the present, Mr. Forsyth has also served as a Partner and President of Frontier Partners, Inc. (“Frontier Partners”), a consulting/marketing firm.	7	None

Elyce D. Dilworth Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1966	Treasurer, Assistant Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; Treasurer and Assistant Secretary since August 2008; Chief Compliance Officer since January 2008; Anti-Money Laundering Compliance Officer since February 2008.	Ms. Dilworth has served as Chief Compliance Officer of Frontegra since January 2008 and as Secretary of Frontegra since August 2008. Ms. Dilworth served as Chief Compliance Officer of the Distributor from August 2008 to September 2018.	N/A	N/A

Christopher A. Currie Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1970	Vice President and Secretary	Elected annually by the Board; since September 2020	Mr. Currie has served as General Securities Principal of the Distributor since September 2015 and Chief Compliance Officer of the Distributor since October 2018. Mr. Currie has served as General Counsel and Chief Compliance Officer of Frontier Partners since October 2014 and Chief Operating Officer of Frontier Partners since June 2020. Mr. Currie has served as General Counsel of Frontegra since October 2014 and Chief Operating Officer of Frontegra since September 2020.	N/A	N/A

(1)            As of the date of this SAI, one series of the Company has not commenced operations.

Board Leadership Structure

Under the laws of the State of Maryland, the Board is responsible for managing the Company’s business and affairs. The Board also oversees duties required by applicable state and federal law. The Board exercises its duties of oversight through regular quarterly meetings and special meetings called pursuant to applicable state and federal law. The Board is responsible for approving all significant agreements between the Company and companies that furnish services to the Company. Directors are elected and serve until their successors are elected and qualified.

The Board is comprised of three independent directors, Ms. Conroy, Mr. Norgaard and Mr. Snyder, and one interested director, Mr. Forsyth. Mr. Snyder is the lead independent director. The Board has not designated a chairperson. As President of the Company, Mr. Forsyth is the presiding officer at all meetings of the Board in the absence of a designated chair. As President, Mr. Forsyth serves as Chief Executive Officer of the Company. In the event the Board was to designate a chairperson, the Chair of the Board would preside at each meeting of the Board and have general supervision of the business of the Company and its officers. Given the size of the Board and the ability of the independent directors to provide input on meeting agendas, together with the regular executive sessions of the independent directors and the annual Board self-assessment, the Board believes that the current structure is working effectively. Accordingly, the Board has determined that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board has two standing committees – an Audit Committee and a Nominating Committee. Pursuant to its charter, the Audit Committee: oversees the accounting and financial reporting policies and procedures of the Company and each of its series; oversees the Company’s internal control over financial reporting and disclosure controls and procedures; oversees the quality, objectivity and integrity of the Company’s financial statements and the independent audit thereof; monitors the independent auditor’s qualifications, independence and performance; and is responsible for the appointment, compensation and oversight of the Company’s independent auditor. During the fiscal year ended June 30, 2020, the Audit Committee met twice. The three independent directors – Ms. Conroy, Mr. Norgaard and Mr. Snyder – form the Audit Committee. Mr. Norgaard is the Chair of the Audit Committee.

The Nominating Committee is responsible for selecting and nominating candidates for election to the Board, including identifying, as necessary, new candidates who are qualified to serve as directors of the Company and recommending to the Board the candidates for election to the Board. The Nominating Committee will consider nominees recommended by shareholders. Shareholders should submit recommendations in writing to the President of the Company. At a minimum, the recommendation should include biographical information concerning each such proposed nominee, and such recommendation must comply with the shareholder notice provisions set forth in the Company’s Bylaws. The Nominating Committee considers various factors in considering director nominees, including but not limited to, a candidate’s independence, business experience and background and financial expertise. At a minimum, the candidate must display the highest character and integrity and sound business judgment, be free of any conflict of interest, possess substantial and significant experience that would be of value to the Company and have time and availability for meetings and consultation regarding Fund matters. The Committee is also responsible for reviewing the compensation of the independent directors and implementing the Company’s retirement policy. The Company’s Bylaws and the Committee’s charter provide that directors are generally subject to retirement at age 75. The Nominating Committee met twice during the fiscal year ended June 30, 2020. The three independent directors – Ms. Conroy, Mr. Norgaard and Mr. Snyder – form the Nominating Committee. Ms. Conroy is the Chair of the Nominating Committee.

The Board has appointed a Valuation Committee, which is comprised of representatives of Frontegra, to assist the Board in its review of the Funds’ Valuation and Pricing Procedures. The Valuation Committee also assists Frontegra with its responsibilities as the program administrator of the Funds’ liquidity risk management program. The Valuation Committee reviews securities that are priced at fair value and any illiquid securities or Level 3 securities held by the Funds. The Valuation Committee generally meets quarterly.

The Board’s role is one of oversight rather than management. Management of the Funds is overseen by Fund officers, including the President and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at meetings of the Board. Frontegra reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole. Frontegra and each Subadviser report to the CCO and/or the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds and the Company. In addition, the Valuation Committee and Frontegra, as program administrator of the Funds’ liquidity risk management program, report to the Board regarding valuation and liquidity risks that could affect the Funds.

The Board has appointed the CCO who reports directly to the independent directors. The CCO attends all Board meetings and presents an annual report to the Board in accordance with the Company’s compliance policies and procedures. The CCO, together with the Company’s President, regularly discuss risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Company’s compliance policies and procedures and on how these procedures are designed to mitigate risk. The CCO also reports to the Board in the event any material risk issues arise in between Board meetings. Additionally, the Board reviews information reported to the Board or Fund management by Frontegra, subadvisers and service providers to the Frontier Funds regarding various compliance, investment, business and other risk management issues.

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a director of the Company.

William D. Forsyth III. Mr. Forsyth has served as a director of the Company since founding the Company in 1996. He founded Frontegra in 1996 and serves as President. He is also President of the Distributor and is President and a partner of Frontier Partners, a consulting/marketing firm, established in 1993. Mr. Forsyth has served as Executive Chairman of North American Operations, MFG Asset Management, since February 5, 2018. Mr. Forsyth brings significant business, distribution, regulatory and investment experience to the Board, as well as institutional knowledge about Frontegra and the Frontier Funds.

Pamela H. Conroy.  Ms. Conroy has served as a director of the Company since January 2020 and Chair of the Nominating Committee since February 2020. She has been designated as an “audit committee financial expert.” Ms. Conroy previously served as Executive Vice President, Chief Operating Officer and Chief Compliance Officer of Institutional Capital Corporation, an investment management firm. Prior to this position, Ms. Conroy served in different leadership positions at Northern Trust, a large, multi-location financial institution. She currently serves on the board of trustees of another investment company. Ms. Conroy brings expertise in portfolio accounting, trading, operations, marketing and compliance, as well as other investment company directorship experience.

Steven K. Norgaard. Mr. Norgaard has served as a director of the Company since 2013 and as Chair of the Audit Committee since January 2020. He has been designated as an “audit committee financial expert.”  Mr. Norgaard is an attorney and certified public accountant. Since 1994, he has been an attorney with the law firm Steven K. Norgaard, P.C. Prior to starting his own law firm, he was an attorney at McDermott, Will & Emery. In addition, he serves as an independent director on the Board of Directors of the Boulder Growth & Income Fund, Inc. and currently serves as audit committee chair. He has also served on the Board of Directors of ATG Trust Company since 2007 and currently serves as board chair. Mr. Norgaard has served on the Board of Directors of Attorneys’ Title Guaranty Fund, Inc. since 2012 and currently serves as the audit committee chair. Prior to March 2015, Mr. Norgaard had also served as an independent director of the Boulder Total Return Fund, Inc., the Denali Fund, Inc., and the First Opportunity Fund, Inc., each a closed-end fund, until those funds reorganized into the Boulder Growth & Income Fund, Inc. Mr. Norgaard brings significant financial, accounting, legal, regulatory and investment experience to the Board, as well as other directorship experience.

James M. Snyder. Mr. Snyder has served as a director of the Company since 2002 and as Lead Independent Director since January 2020. Mr. Snyder has served as Chair of the Nominating Committee since 2013. Mr. Snyder previously served as an investment professional with Northern Trust for over thirty years, and retired as Executive Vice President and Chief Investment Officer. Additionally, Mr. Snyder has served as an independent director of RMB Investors Trust since June 2019. Prior to June 2019, Mr. Snyder served as independent chair of IronBridge Funds, Inc., an open-end investment company with three series, until it was reorganized into RMB Investors Trust. Mr. Snyder brings significant financial, business, regulatory and investment experience to the Board, as well as other directorship experience.

Board Ownership and Compensation

The following table sets forth the dollar range of Fund shares beneficially owned by each director in the Frontier family of Funds as of December 31, 2019, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.

Name of Director	MFG Global Equity Fund	MFG Global Plus Fund	MFG Global Sustainable Fund	MFG Core Infrastructure Fund	MFG Select Infrastructure Fund	Caravan Emerging Markets Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in Frontier Family of Funds(2)
William D. Forsyth III(1)	Over $100,000	$1-$10,000	Over $100,000	$1-$10,000	Over $100,000	Over $100,000	Over $100,000
Pamela H. Conroy	None	None	None	None	None	None	None
Steven K. Norgaard	None	Over $100,000	None	None	None	None	Over $100,000
James M. Snyder	None	None	None	Over $100,000	None	Over $100,000	Over $100,000

(1)	This director is deemed an “interested person” as defined in the 1940 Act.

(2)	The Frontier Funds currently consist of eight separate series, six of which have commenced operations as of the date of this SAI.

As of October 2, 2020, Mr. Forsyth owned 19.9% of the Institutional Class shares and 50.57% of the Service Class shares of the Caravan Emerging Markets Fund, and the officers and directors of the Company, as a group, owned less than 1% of each class of each other Fund.

Directors and officers of the Company who are also officers, directors or employees of Frontegra do not receive any remuneration from the Funds for serving as directors or officers. Accordingly, Mr. Forsyth and Ms. Dilworth do not receive any remuneration from the Funds for their services as director and officer, respectively. Ms. Dilworth receives compensation from Frontegra or an affiliate for her services as CCO of the Company. From time to time, the Funds may pay compensation services to an outside consulting firm for compliance-related services in support of Ms. Dilworth’s position as CCO. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Company or Fund expenses. The independent directors may invest their compensation in shares of the Funds.

The following table provides information relating to compensation paid to Ms. Conroy, Mr. Snyder and Mr. Norgaard for their services as directors of the Company for the fiscal year ended June 30, 2020.

Name of Director	MFG Global Equity Fund	MFG Global Plus Fund	MFG Global Sustainable Fund(1)	MFG Core Infrastructure Fund	MFG Select Infrastructure Fund	Caravan Emerging Markets Fund(1)	Total Compensation from Funds and Fund Complex
William D. Forsyth III(2)	$0	$0	$0	$0	$0	$0	$0
Pamela H. Conroy(3)	$4,286	$4,286	$4,286	$4,286	$4,286	$4,285	$30,000	(4)
Steven K. Norgaard	$10,286	$10,286	$4,285	$10,286	$10,286	$4,285	$60,000	(4)
James M. Snyder	$10,286	$10,286	$4,285	$10,286	$10,286	$4,285	$60,000	(4)

(1)	The MFG Global Sustainable Fund and the Caravan Emerging Markets Fund commenced operations on October 9, 2019, and December 4, 2019, respectively.

(2)	Mr. Forsyth is deemed an “interested person” as defined in the 1940 Act.

(3)	Ms. Conroy joined the Board effective January 1, 2020.

(4)	Amount includes compensation ($4,285 for Ms. Conroy and $10,286 for each of Mr. Norgaard and Mr. Snyder) from the Frontier Phocas Small Cap Value Fund, a former series of the Company, that was liquidated effective June 26, 2020.

Codes of Ethics

The Company, Frontegra, the Distributor and Frontier Partners have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics governs all employees and other supervised persons of the Company, Frontegra, the Distributor and Frontier Partners. The Code of Ethics is based upon the principle that directors, officers and employees of the Company, Frontegra, the Distributor and Frontier Partners have a duty to place the interests of clients (including the Funds and their shareholders) above their own. The Code of Ethics addresses compliance with federal securities laws, conflicts of interest, gifts and personal trading and reporting.

The Code of Ethics permits access persons (as defined in the Code of Ethics) to buy or sell permitted securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions. The Code of Ethics requires access persons to pre-clear most transactions in permitted investments. It also requires access persons to report transactions to the Chief Compliance Officer. Moreover, access persons are required, on an annual basis, to disclose all securities holdings to the Chief Compliance Officer. Independent directors of the Company are exempt from most of these trading and reporting requirements.

MFG Asset Management has adopted a Code of Ethics and Personal Trading Policy that govern all directors, officers, employees contractors and all other persons that are determined to be access persons of MFG Asset Management (collectively, “MFG Access Persons”). The Personal Trading Policy permits MFG Access Persons to buy and sell securities for their own accounts subject to certain restrictions. The Personal Trading Policy requires MFG Access Persons to pre-clear all transactions with MFG Asset Management compliance personnel. In addition, MFG Access Persons and other access persons are required to disclose all securities holdings and to submit quarterly transaction reports.

Caravan has adopted a Code of Ethics, which establishes rules of conduct for employees of Caravan and is designed to, among other things, govern personal securities trading activities in the accounts of employees, immediate family/household accounts and accounts in which employees have a beneficial interest. The Code of Ethics is based upon the principle that Caravan and its employees owe a fiduciary duty to Caravan’s clients to conduct their affairs, including their personal securities transactions, in such a manner as to avoid (i) serving their own personal interests ahead of clients, (ii) taking inappropriate advantage of their position with the firm and (iii) any actual or potential conflicts of interest or any abuse of their position of trust and responsibility. The management and employees of Caravan agree not to make investments in securities owned or potentially owned by Caravan’s advised investment funds unless pre-cleared by Caravan’s Chief Compliance Officer and/or the Chief Executive Officer. Personal brokerage statements are compiled on a regular basis so as to monitor and enforce this policy. In addition, management and employees agree not to buy or sell securities owned in client accounts contemporaneously with transactions conducted in client accounts.

Principal Shareholders

As of October 2, 2020, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of any class of a Fund:

Name and Address	Class	No. of Shares	Percent of Class
SEI Private Trust Company* 1 Freedom Valley Drive Oaks, PA 19456	MFG Global Equity Fund – Institutional Class	18,371,557	32.19%

National Financial Services FBO Customers* 100 Magellan Way Covington, KY 41015	MFG Global Equity Fund – Institutional Class	12,298,407	21.55%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Global Equity Fund – Institutional Class	8,260,836	14.47%

The Rockefeller Foundation 420 5th Ave., Floor 22 New York, NY 10018	MFG Global Equity Fund – Institutional Class	4,542,559	7.96%

Deseret Mutual Benefit Administrators FBO Deseret Mutual Employee Pension Plan and Trust 179 E. Social Hall Ave., Suite 100 Salt Lake City, UT 84111	MFG Global Equity Fund – Institutional Class	3,226,512	5.65%

Name and Address	Class	No. of Shares	Percent of Class
The McKnight Foundation 710 S. 2nd Street, Suite 400 Minneapolis, MN 55401	MFG Global Plus Fund – Institutional Class	9,958,173	38.67%

Mac & Co.* 500 Grant Street, Room 151-1010 Pittsburgh, PA 15219	MFG Global Plus Fund – Institutional Class	5,101,673	19.81%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Global Plus Fund – Institutional Class	3,123,756	12.13%

Phillips Exeter Academy 20 Main St. Exeter, NH 03833	MFG Global Plus Fund – Institutional Class	2,515,955	9.77%

Charles and Lynn Schusterman Family Foundation 110 W 7th Street, Suite 2000 Tulsa, OK 74119	MFG Global Plus Fund – Institutional Class	1,681,467	6.53%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Global Plus Fund – Service Class	15,331,101	87.13%

National Financial Services FBO Customers* 499 Washington Blvd., Floor 4 Jersey City, NJ 07310	MFG Global Plus Fund – Service Class	2,243,923	12.75%

Magellan Financial Group Ltd. MLC Centre, Level 36 19 Martin Place Sydney NSW 2000 Australia	MFG Global Sustainable Fund – Institutional Class	1,000,528	99.01%

The Northern Trust Company* P.O. Box 92994 Chicago, IL 60607	MFG Core Infrastructure Fund – Institutional Class	10,084,938	36.55%

HPE Diversified Real Asset Fund 1 Investors Way Norwood, MA 02062	MFG Core Infrastructure Fund – Institutional Class	4,900,616	17.76%

Saxon & Co.* P.O. Box 94597 Cleveland, OH 44101	MFG Core Infrastructure Fund – Institutional Class	3,333,703	12.08%

National Financial Services FBO Customers* 499 Washington Blvd., Floor 4 Jersey City, NJ 07310	MFG Core Infrastructure Fund – Institutional Class	3,071,042	11.13%

Rutgers State University Long Term Investment Pool 65 Davidson ASB 306 Piscataway, NJ 08854	MFG Core Infrastructure Fund – Institutional Class	1,524,238	5.52%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Core Infrastructure Fund – Service Class	5,689,513	49.74%

Name and Address	Class	No. of Shares	Percent of Class
National Financial Services FBO Customers* 499 Washington Blvd., Floor 4 Jersey City, NJ 07310	MFG Core Infrastructure Fund – Service Class	5,109,176	44.67%

SEI Private Trust Company* 1 Freedom Valley Drive Oaks, PA 19456	MFG Select Infrastructure Fund – Institutional Class	4,159,955	52.87%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Select Infrastructure Fund – Institutional Class	3,445,351	43.79%

SEI Private Trust Company* 1 Freedom Valley Drive Oaks, PA 19456	MFG Select Infrastructure Fund – Service Class	508,531	46.53%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	MFG Select Infrastructure Fund – Service Class	345,658	31.63%

National Financial Services FBO Customers* 499 Washington Blvd., Floor 4 Jersey City, NJ 07310	MFG Select Infrastructure Fund – Service Class	238,626	21.84%

Magellan Financial Group Ltd. MLC Centre, Level 36 19 Martin Place Sydney NSW 2000 Australia	Caravan Emerging Markets Fund – Institutional Class	1,602,385	79.58%

William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, IL 60062	Caravan Emerging Markets Fund – Institutional Class	400,701	19.90%

William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, IL 60062	Caravan Emerging Markets Fund – Service Class	1,272	50.57%

Charles Schwab & Company FBO Customers* 211 Main St. San Francisco, CA 94105	Caravan Emerging Markets Fund – Service Class	1,244	49.43%

*The Company believes that this entity, the holder of record of these shares, is not the beneficial owner of such shares.

As of October 2, 2020, no person owned a controlling interest (i.e., more than 25%) in the Company. However, SEI Private Trust Company (a record owner) owned a controlling interest in the MFG Global Equity Fund, Charles Schwab & Company (a record owner) owned a controlling interest in the MFG Global Plus Fund and MFG Select Infrastructure Fund, The Northern Trust Company (a record owner) owned a controlling interest in the MFG Core Infrastructure Fund, SEI Private Trust Company (a record owner) owned a controlling interest in the MFG Select Infrastructure Fund, and Magellan Financial Group Limited (a beneficial owner) owned a controlling interest of the MFG Global Sustainable Fund and Caravan Emerging Markets Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Company or a Fund.

Investment Adviser and Subadvisers

Investment Adviser

Frontegra Asset Management, Inc.

Frontegra is the investment adviser to each of the Funds. Mr. Forsyth is the President of Frontegra and the Company. Mr. Forsyth is considered a control person of Frontegra due to his position with Frontegra. See “Directors and Officers” for Mr. Forsyth’s positions with Frontegra and related entities. As discussed below, MFG and Mr. Forsyth are control persons of Frontegra.

The investment advisory agreement (the “Advisory Agreement”) has an initial term of two years from the date of the respective exhibit relating to each Fund and is required to be approved annually by the Board or by vote of a majority of each of the Fund’s outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the separate vote of the Company’s independent directors, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days’ written notice by the Board, by vote of a majority of each of the Fund’s outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.

Under the terms of the Advisory Agreement, Frontegra supervises the management of the Funds’ investments, subject to the supervision of the Board. The Advisory Agreement also provides that Frontegra is responsible for the due diligence, selection and oversight of subadvisers retained by Frontegra on behalf of the Funds, as well as for the oversight of the performance of the Funds and their respective subadvisers. At its expense, Frontegra provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds. Frontegra is also responsible for certain compliance and administrative services to the Company and each Fund, including, but not limited to: making available qualified individuals to serve as officers of the Company (subject to Board approval) to perform such responsibilities required by officers of the Company, including certifying the Funds’ financial statements and required regulatory filings; overseeing the Company’s financial reporting processes and coordinating the annual audit; serving as program administrator of the Funds’ liquidity risk management program; overseeing and coordinating the Company’s service providers; providing shareholder servicing support; performing administration services with respect to the Company’s compliance program, valuation policy and disaster recovery/business continuity plan; and performing such other compliance and administrative services as deemed necessary.

As compensation for its advisory services under the Advisory Agreement, each Fund pays Frontegra, on a monthly basis, an annual management fee based on the percentage of the average daily net assets (“ADNA”) of the Fund as follows:

Fund	Annual Fee as % of ADNA
MFG Global Equity Fund	0.80%
MFG Global Plus Fund	0.80%
MFG Global Sustainable Fund	0.80%
MFG Core Infrastructure Fund	0.50%
MFG Select Infrastructure Fund	0.80%
Caravan Emerging Markets Fund	0.70%

Frontegra has contractually agreed to waive its management fee and/or reimburse each of the Funds to ensure that the total operating expenses for each Fund (excluding acquired fund fees and expenses), as a percentage of the ADNA of each Fund, are as follows:

	Total Operating Expenses as % of ADNA
Fund	Institutional Class	Service Class	Class Y
MFG Global Equity Fund	0.80%	0.95%	N/A
MFG Global Plus Fund	0.80%	0.95%	1.20%
MFG Global Sustainable Fund	0.80%	0.95%	N/A
MFG Core Infrastructure Fund	0.50%	0.65%	N/A
MFG Select Infrastructure Fund	0.80%	0.95%	N/A
Caravan Emerging Markets Fund	0.80%	0.95%	N/A

The expense cap/reimbursement agreements will continue in effect until October 31, 2022, for the MFG Funds and October 31, 2021, for the Caravan Emerging Markets Fund, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. Pursuant to the Advisory Agreement, Frontegra can recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. With respect to the MFG Funds, MFG Asset Management has agreed to pay or reimburse Frontegra, as applicable, for all reimbursements made by Frontegra under the expense cap/reimbursement agreement.

Frontegra Asset Management Inc. – Ownership and Related Companies

A majority-owned subsidiary of Magellan Financial Group Limited (“MFG”) owns 100% of the equity interests in the following companies: Frontegra, Frontier Partners, a marketing/consulting company that provides marketing services to investment advisory firms, including the subadvisers, and the Distributor (together, the “Frontier Companies”). MFG is the parent entity of MFG Asset Management, and its shares are listed on the Australian Securities Exchange. Mr. Forsyth is the President and a control person of the Frontier Companies. In addition, Mr. Forsyth owns a small percentage of the outstanding shares of MFG. MFG Asset Management, MFG and the Frontier Companies are affiliates. Under a solicitation agreement, Frontier Partners provides consulting and marketing services to and is compensated by MFG Asset Management based on a percentage of investment management fees earned from clients introduced by Frontier Partners and its affiliate, the Distributor, to MFG Asset Management. Referred clients may include shareholders in the MFG Funds.

Subadvisers

Magellan Asset Management Limited doing business as MFG Asset Management

MFG Asset Management is a wholly owned subsidiary of MFG. Frontegra has entered into a subadvisory agreement (the “MFG Asset Management Subadvisory Agreement”) under which MFG Asset Management serves as the subadviser to the MFG Funds and, subject to Frontegra’s supervision, manages each MFG Fund’s portfolio assets.

Under the MFG Asset Management Subadvisory Agreement, MFG Asset Management is paid the net advisory fee received by Frontegra with respect to each MFG Fund less an annual flat fee retained by Frontegra; provided, however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to MFG Asset Management. The MFG Asset Management Subadvisory Agreement also provides that MFG Asset Management is responsible for certain administrative and shareholder services, including, but not limited to, assisting the Company’s officers in timely preparation and filing of the Company’s registration statement as it pertains to the MFG Funds, providing information necessary for the Funds’ regulatory filings, providing assistance and support to the MFG Funds’ service providers, as well as assisting and providing support to Frontegra, the Funds’ administrator, transfer agent and other applicable service providers in responding to shareholder inquiries. In addition, MFG Asset Management has agreed to pay for or reimburse Frontegra, as applicable, for any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services. Under the MFG Asset Management Subadvisory Agreement, Frontegra will reimburse MFG Asset Management the same amount it paid or reimbursed Frontegra for any recoupment Frontegra receives under the applicable expense cap/reimbursement agreement. MFG Asset Management is affiliated with Frontegra, as discussed above under “Frontegra Asset Management Inc.—Ownership and Related Companies.”

Caravan Capital Management

Caravan Capital Management, LLC is a Delaware limited liability company controlled by its Managing Member, Cliff Quisenberry, through equity ownership interests. Caravan is an SEC-registered investment adviser located at 950 Pacific Avenue, Suite 500, Tacoma, WA 98402. Frontegra has entered into a subadvisory agreement (the “Caravan Subadvisory Agreement”) under which Caravan serves as the subadviser to the Fund and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets. Under the Caravan Subadvisory Agreement, Caravan is paid 65% of the net investment advisory fee received by Frontegra from the Fund, after giving effect to the expense cap/reimbursement agreement described above. In addition, Caravan has agreed to share in the fees and expenses related to the organization of the Fund and any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, as well as a portion of the payments made by Frontegra to financial intermediaries for sub-transfer agent and other administrative services. Frontegra will reimburse Caravan the same amount it paid Frontegra from any recoupment Frontegra receives under the expense cap/reimbursement agreement. Under the Caravan Subadvisory Agreement, Frontegra will reimburse Caravan the same amount it paid or reimbursed Frontegra from any recoupment Frontegra receives under the applicable expense cap/reimbursement agreement. Under a solicitation agreement, Frontier Partners provides consulting and marketing services to and is compensated by Caravan based on a percentage of investment management fees earned from clients introduced by Frontier Partners to Caravan.

Advisory Fees

For the fiscal periods ended June 30, 2020, 2019, and 2018, the Funds paid the following advisory fees to Frontegra under the Advisory Agreement, and Frontegra waived or recouped the following amounts.

Fund/Fiscal Period Ended	Advisory Fee	(Waiver)/ Recoupment	Advisory Fee After Waiver/ Recoupment
MFG Global Equity Fund
June 30, 2020	$9,154,432	$(591,829)	$8,562,603
June 30, 2019	$8,566,447	$(541,860)	$8,024,587
June 30, 2018	$9,222,273	$(549,935)	$8,672,338

MFG Global Plus Fund
June 30, 2020	$3,458,919	$(402,090)	$3,056,829
June 30, 2019	$2,821,704	$(323,110)	$2,498,594
June 30, 2018	$3,491,914	$(331,218)	$3,160,696

MFG Global Sustainable Fund
June 30, 2020(1)	$59,937	$(109,420)	$(49,483)

MFG Core Infrastructure Fund
June 30, 2020	$2,770,790	$(466,041)	$2,304,749
June 30, 2019	$2,881,563	$(388,266)	$2,493,297
June 30, 2018	$2,159,094	$(325,570)	$1,833,524

MFG Select Infrastructure Fund
June 30, 2020	$726,840	$(257,259)	$469,581
June 30, 2019(2)	$408,784	$(224,214)	$184,570

Caravan Emerging Markets Fund
June 30, 2020(3)	$74,150	$(133,489)	$(59,339)

(1)	The MFG Global Sustainable Fund commenced operations on October 9, 2019.

(2)	The MFG Select Infrastructure Fund commenced operations on July 2, 2018.

(3)	The Caravan Emerging Markets Fund commenced operations on December 4, 2019.

Potential Conflicts of Interest

Mr. Forsyth, the President of Frontegra, devotes significant time to the services of Frontier Partners, a consulting/marketing firm that provides consulting and distribution services to investment advisers. Mr. Forsyth is the President of Frontier Partners and is also an employee of an affiliate of MFG Asset Management and derives compensation from such positions. Pursuant to a solicitation agreement, Frontier Partners provides consulting and marketing services to and is compensated by MFG Asset Management based on a percentage of investment management fees earned from clients or shareholders of the MFG Funds introduced by Frontier Partners or representatives of its affiliate, the Distributor, to MFG Asset Management. Pursuant to a solicitation agreement, Frontier Partners provides consulting and marketing services to and is compensated by Caravan based on a percentage of investment management fees earned from clients introduced by Frontier Partners to Caravan. These arrangements may present a conflict of interest. Frontegra may not be inclined to terminate the subadvisory relationship with MFG Asset Management or with Caravan when its affiliates are receiving compensation from MFG Asset Management or Caravan for other services. Similarly, if MFG Asset Management or Caravan discontinues using the services of Frontier Partners, Frontegra may have an incentive to terminate a subadvisory agreement if the applicable Fund was underperforming, and replace the subadviser with a subadviser that would retain the services of Frontier Partners and has a better potential for improving Fund performance. Nonetheless, the Board retains ultimate oversight over each Fund and its advisory and subadvisory relationships.

MFG Asset Management and Frontegra are affiliates, which may present certain potential conflicts of interest. Frontegra’s retention of MFG Asset Management presents a potential conflict of interest because Frontegra may have financial and non-financial incentives for selecting MFG over other subadvisers. An investment adviser may be inclined to act in its own interest by recommending to clients the services of an affiliated subadviser that provide benefits to the investment adviser and its President, instead of recommending the services of a subadviser that is in the best interest of the client. MFG Asset Management will benefit from increased advisory fees paid to Frontegra, which will result in higher subadvisory fees. In addition, Frontegra or its affiliates will benefit from the net advisory fee retained by Frontegra but also indirectly from the subadvisory fee paid by Frontegra to MFG Asset Management. Mr. Forsyth’s compensation may also be impacted by the appointment or continued service of MFG Asset Management as subadviser to the MFG Funds. However, Frontegra, in recommending to the Board the appointment or continued service of MFG Asset Management, has a fiduciary duty to act in the best interests of its clients, including the MFG Funds and their respective shareholders. Frontegra has a duty to recommend that MFG Asset Management be selected, retained, or replaced only when Frontegra believes it is in the best interests of the MFG Fund’s respective shareholders.

MFG and Mr. Forsyth own a large percentage of the outstanding shares of the Caravan Emerging Markets Fund and MFG also owns a large percentage of the outstanding shares of the MFG Global Sustainable Fund, because they were each Fund’s initial seed investors. MFG and Mr. Forsyth, as control persons of Frontegra (each Fund’s investment adviser), may face conflicts of interest when considering the effect of redemptions on such Funds and their shareholders in deciding whether and when to redeem their shares. A large redemption by Mr. Forsyth or MFG could result in either Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could significantly reduce the assets of these Funds, causing decreased liquidity and, depending on the expense cap in place at the time of the redemption, a higher expense ratio. The Board is aware of and monitors these potential conflicts of interest.

Portfolio Managers

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus for each Fund under “Fund Management,” each portfolio manager is jointly responsible for the day-to-day management of the applicable Fund, and, unless otherwise indicated, is solely responsible for the day-to-day management of the other accounts set forth in the following table. Hamish Douglass is the sole portfolio manager of the MFG Global Equity and MFG Global Plus Funds. Domenico Giuliano is the sole portfolio manager of the MFG Global Sustainable Fund. Gerald Stack and Ben McVicar are the co-portfolio managers of the MFG Core Infrastructure Fund. Gerald Stack is the sole portfolio manager of the MFG Select Infrastructure Fund. Cliff Quisenberry is the sole portfolio manager of the Caravan Emerging Markets Funds. None of the registered investment company clients of MFG Asset Management pays a performance-based fee. Caravan may receive performance-based fees from certain private investment funds it manages.

Other Accounts Managed by the Portfolio Managers
As of June 30, 2020

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees
MFG Global Equity Fund and MFG Global Plus Fund
MFG Asset Management
Hamish Douglass	0	$0	9	$15.3 billion	8	$12.9 billion	32	$34.1 billion	12	$7.5 billion

MFG Global Sustainable Fund
MFG Asset Management
Domenico Giuliano	0	$0	1	$12 million	0	$0	2	$73 million	0	$0

MFG Core Infrastructure Fund
MFG Asset Management
Gerald Stack	1	$88 million	5	$3.2 billion	3	$2.7 billion	16	$7.1 billion	2	$291 million
Ben McVicar	0	$0	1	$256 million	0	$0	6	$4.8 billion	0	$0

MFG Select Infrastructure Fund
MFG Asset Management
Gerald Stack	1	$584 million	5	$3.2 billion	3	$2.7 billion	16	$7.1 billion	2	$291 million

Frontier Caravan Emerging Markets Fund
Caravan Capital Management LLC Cliff Quisenberry	1	$9 million	1	$7 million	1	$7 million	None	None	None	None

Potential Conflicts of Interest

The subadvisers’ individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts may include other mutual funds, separate accounts and private investment vehicles.

MFG Funds – MFG Asset Management

MFG Asset Management’s individual portfolio managers advise multiple accounts for numerous clients. In addition to the MFG Funds, these accounts may include other mutual funds, separate accounts and private investment vehicles. Such portfolios hold positions similar to those in the portfolio that MFG Asset Management manages for each MFG Fund. Positions are bought and sold for all clients based on their investment criteria and MFG Asset Management’s investment style. MFG Asset Management has developed and implemented a number of policies and procedures that are designed to ensure that the interests of all MFG Asset Management’s clients are protected. Policies that are a part of MFG Asset Management’s compliance program address areas such as trade allocations, cross trading, insider trading and trade management. MFG Asset Management has developed trade allocation processes and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including each MFG Fund, participate in investment decisions involving the same securities. Ongoing and annual reviews are conducted to monitor compliance with the policies and procedures.

Caravan Emerging Markets Fund – Caravan

Mr. Quisenberry, the Fund’s portfolio manager, advises multiple accounts for numerous clients. In addition to the Fund, these accounts may include other mutual funds, separate accounts and private investment funds. Caravan receives a performance-based fee from certain clients, including the private investment funds and separate accounts managed by Caravan. A conflict of interest could exist in situations where Mr. Quisenberry manages accounts that pay only a performance-based fee while at the same time managing accounts with similar investment strategies that are not charged performance-based fees because Caravan may have an incentive to favor accounts for which it receives a performance-based fee. As part of its compliance program, Caravan has adopted policies and procedures designed to ensure that all transactions are executed in a manner that is deemed fair and equitable to all accounts involved. Caravan also reviews trade allocations on a regular basis in order to ensure that trade allocations are made in a fair and equitable way.

Compensation of Portfolio Managers

MFG Funds

The compensation of the portfolio manager(s) of each MFG Fund is not exclusively tied to the performance or the value of the assets in the applicable MFG Fund. The compensation of Hamish Douglass is comprised of a base salary and a short term incentive that is based on the performance of the investment strategies under his control over a three-year period. Mr. Douglass’ variable incentives are not paid up front but rather payment is deferred over the subsequent three financial years. The compensation of Mr. Giuliano is comprised of a base salary and a variable incentive program deferred over the following 36 months and a performance bonus based on the performance of the global sustainable strategy. Both the absolute performance and relative performance of strategies managed by Mr. Douglass and Mr. Giuliano are measured against the performance of the MSCI World Net Total Return (USD) Index for this purpose. The compensation of Gerald Stack is comprised of a base salary and a short term incentive. Mr. Stack’s short term incentive is determined through consideration of: (a) a percentage of the net revenues earned by MFG Asset Management with respect to all investment strategies managed by the portfolio manager, less an internal allocation of costs; and (b) the performance of the actively managed infrastructure strategies managed by the portfolio manager. The compensation of Ben McVicar is comprised of a base salary and a short term incentive. Mr. McVicar’s variable incentive amount is discretionary and is determined through consideration of the performance of the actively managed infrastructure strategies managed by Mr. McVicar. The relative performance of strategies managed by Mr. Stack and Mr. McVicar is measured against the S&P Global Infrastructure Net Total Return Index for this purpose. Variable remuneration is not determined on a formulaic basis but is an outcome of an overall performance appraisal process. Variable remuneration may be in the range of 0 – 100% of the fixed remuneration amount or higher in exceptional circumstances. The variable incentive is paid partly as a current year cash bonus and partly as a conditional deferred cash bonus amount over periods of up to 3 years.

Caravan Emerging Markets Fund

Portfolio manager compensation is generally comprised of salary or guaranteed payments, incentive compensation, and equity ownership in Caravan. Salary or guaranteed payments are determined by factors such as Mr. Quisenberry’s qualifications, experience, length of service and overall level of responsibility and is paid by Caravan. Incentive compensation is tied to the relative performance of the investment portfolios managed by Mr. Quisenberry, including the Fund. Eligibility and amount of any incentive compensation is tied to the achievement of the business goals of Caravan, and not the value of assets in the Fund.

Ownership of Fund Shares by Portfolio Managers

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of June 30, 2020, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Shares Owned
MFG Global Equity Fund
Hamish Douglass	None

MFG Global Plus Fund
Hamish Douglass	None

MFG Global Sustainable Fund
Domenico Giuliano	None

MFG Core Infrastructure Fund
Gerald Stack	None
Ben McVicar	None

MFG Select Infrastructure Fund
Gerald Stack	None

Caravan Emerging Markets Fund
Cliff Quisenberry	None

Portfolio Holdings Disclosure Policy

The Funds do not provide or permit others to provide information about their portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company and each of Frontegra and the subadvisers may disclose information about their respective Fund’s portfolio holdings only in the following circumstances:

●	Each Fund provides Fund holdings information as required in regulatory filings and shareholder reports and may disclose Fund holdings information in response to requests by governmental authorities. Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

●	Effective February 2021, each Fund will post its quarterly schedule of investments to the Company’s website in compliance with Rule 30e-3 of the Investment Company Act of 1940, as amended. A Fund’s schedule of investments will be posted to the Company’s website approximately 60 days after the end of each fiscal quarter and will remain on the Company’s website until the schedule of investments for the same fiscal quarter the following year is posted to the website.

●	Each Fund, with the exception of the MFG Funds, will post its full portfolio holdings as of the calendar quarter end on the Company’s website no earlier than 10 days after the calendar quarter end.

●	Each of the MFG Funds may post their full portfolio holdings as of the calendar quarter end on the Company’s website no earlier than 45 days after quarter end.

●	With the exception of the MFG Funds, a Fund’s top 10 holdings as of the calendar quarter end may be posted on the Company’s website no earlier than the posting of the Fund’s full portfolio holdings as of the calendar quarter end on the Company’s website, and in no event no earlier than 10 days after the calendar quarter end. The MFG Funds’ top 10 holdings will be posted to the Company’s website no earlier than 10 days after the calendar quarter end.

●	A Fund’s top 10 holdings as of a calendar quarter end may be included in Fund fact sheets following the posting of the Fund’s full portfolio holdings or top 10 holdings as of the calendar quarter end on the Company’s website.

●	With respect to each Fund other than the MFG Funds, a Fund’s full portfolio holdings as of the calendar quarter end may be included in a quarterly report provided to certain shareholders of the Fund or to consultants for their databases following posting of the portfolio holdings on the Company’s website or after portfolio holdings are made public after filing Form N-PORT or Form N-CSR with the SEC. The MFG Funds may include top 10 or full portfolio holdings in quarterly reports to shareholders or consultants following posting of top 10 holdings on the Company’s website or after the portfolio holdings are made public after filing Form N-PORT or Form N-CSR with the SEC.

●	Disclosure of full portfolio holdings as of a particular calendar quarter end (generally limited to top 10 holdings in the case of the MFG Funds) may be made in response to inquiries from consultants, existing shareholders or prospective shareholders following posting of the full portfolio holdings or top 10 holdings, as the case may be, on the Company’s website.

●	With respect to the MFG Funds, a Fund’s portfolio holdings may be included in commentary provided to consultants, existing shareholders or prospective shareholders, provided that such commentary is posted on the Company’s website prior to the dissemination of such commentary.

●	Frontegra or a subadviser may disclose Fund portfolio holdings in regulatory filings and to the Funds’ service providers (the administrator, fund accountant, custodian, transfer agent, independent accountant, legal counsel and financial printer) subject to a duty of confidentiality in connection with the fulfillment of their duties to the Fund and Company. Such disclosures generally are made to the service providers on a quarterly basis in connection with the preparation of regulatory filings but may be provided more frequently if necessary. Service providers that receive disclosures of the Funds’ portfolio holdings are required to maintain the confidentiality of the information either by contract or by law.

●	Each Fund’s portfolio holdings as of each calendar quarter end will be disclosed to the rating agencies listed below no earlier than 10 days after calendar quarter end. The MFG Funds will not disclose portfolio holdings to rating agencies.

Morningstar, Inc.	Thomson Financial Services
Lipper, Inc.	Vickers Stock Research Corporation
Standard & Poor’s Ratings Group	Capital Bridge, Inc.
Bloomberg L.P.	FactSet

●	Frontegra or a subadviser is also permitted to disclose the portfolio holding of the applicable Funds to certain service providers as indicated below:

MFG Asset Management (for the MFG Funds)

○	Glass, Lewis & Co. – daily, for proxy recordkeeping services

○	Mainstream FundServices Pty Limited – daily, for back office operational support

Caravan Capital Management LLC (for the Caravan Emerging Markets Fund)

○	Institutional Shareholder Services, Inc. – daily, for proxy voting services

●	A Fund’s portfolio holdings may also be disclosed in cases where other legitimate business purposes of the Fund are served by such disclosure provided that, if prior to the public disclosure of such information, (a) the Company’s Chief Compliance Officer authorizes the disclosure and determines that there are no conflicts of interest between the Fund’s shareholders and Frontegra or a subadviser and (b) the recipient is required to maintain the confidentiality of the information either by contract or by law.

The Company is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board. No compensation or other consideration may be received by the Funds, Frontegra or any subadviser in connection with the disclosure of portfolio holdings in accordance with this policy.

The Chief Compliance Officer monitors compliance with the Disclosure Policy and reports any violations to the Board. The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of the Fund shareholders and those of Frontegra, a subadviser or any other Fund affiliate.

Proxy Voting Policies

The Board has adopted proxy voting procedures that delegate to Frontegra the authority to vote proxies, subject to the supervision of the Board. The Board also authorized Frontegra to delegate its authority to vote proxies to each Fund’s subadviser pursuant to the subadvisory agreement, if Frontegra believes that the subadviser is in the best position to make voting decisions on behalf of a Fund. In addition, the Board authorized Frontegra and each subadviser to retain a third party voting service to provide recommendations on proxy votes or vote proxies on a Fund’s behalf. The Funds’ proxy voting procedures provide that, in the event of a conflict between the interests of Frontegra or a subadviser and a Fund with regard to a proxy vote, the conflict will be resolved by a majority of the independent directors or may be addressed by such other method disclosed in a subadviser’s proxy voting policies and procedures, as approved by the Board.

MFG Asset Management’s proxy voting policies provide that MFG Asset Management will vote proxies with respect to client securities in a manner designed to promote the economic interests of its clients. With respect to the MFG Funds, MFG Asset Management’s proxy voting guidelines provide that MFG Asset Management will review proposed company resolutions on a case by case basis, exercising voting rights as deemed appropriate by MFG Asset Management to ensure that companies act in the best interest of their shareholders. In exercising its voting discretion, MFG Asset Management does not intend to become involved in the day to day management issues of companies but will exercise voting rights to ensure that companies act in the best interest of their shareholders and, in appropriate cases, to improve the corporate governance of investee companies. MFG Asset Management may consider the size of its holdings and the likelihood that exercising voting rights will influence the outcome of the vote, as well as the advantage which may result from exercising voting rights. If MFG Asset Management determines that a proxy solicitation involves a conflict of interest or perceived conflict of interest between MFG Asset Management and client interests, MFG Asset Management’s Governance and Advisory Team will provide a recommendation to the Proxy Voting Committee, who may determine steps to manage the potential conflict if required. Possible resolutions may include voting in accordance with the recommendations of a third party research provider, refraining from exercising its proxy voting rights or disclosing the conflict to its client and obtain the client’s direction to vote the proxy.

Caravan has adopted and implemented written policies and procedures governing the voting of client securities, including the Fund. All proxies that Caravan receives will be treated in accordance with its policies and procedures. Caravan has retained ISS, a third party service provider, to assist in the proxy voting process. Caravan’s CCO conducts a monthly review of upcoming company meetings requiring votes and makes any necessary adjustments to ISS’ initial ballots before they are cast. Caravan will generally vote in line with ISS recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders and because, as a practical matter in frontier and emerging markets, it may be difficult for Caravan to vote on the Fund’s securities due to logistical, bureaucratic or other operational challenges. Caravan has not identified any material conflict of interest in connection with past proxy votes. Such a conflict could arise if, for example, a client was a senior executive with a publicly traded company and other clients held securities issued by that company. Caravan’s CCO will reasonably try to assess any material conflicts between Caravan’s interests and those of its clients, including the Fund, with respect to proxy voting by considering the situations identified in its proxy voting policies and procedures. Caravan may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefit derived from exercising the right to vote.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-888-825-2100, or by accessing the SEC’s website at http://www.sec.gov.

Fund Transactions and Brokerage

As used in this section, the term “Subadvisers” means MFG Asset Management and Caravan.

The Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage. The Subadvisers seek the best execution available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Subadvisers or the Funds. Purchases may be made from underwriters, dealers and, on occasion, the issuers. Commissions will be paid on the Funds’ portfolio transactions, including futures and options transactions. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. Brokerage will not be allocated based on the sale of a Fund’s shares. Where deemed appropriate, Caravan will aggregate client orders, including those of the Caravan Emerging Markets Fund, if the aggregation is in the best interests of all participating clients.

For the fiscal periods ended June 30, 2020, 2019, and 2018, the Funds paid the brokerage commissions listed in the following table.

	Brokerage Commissions Paid
	For the Fiscal Period Ended June 30
Fund	2020	2019	2018
MFG Global Equity Fund	$91,866	$57,349	$80,929
MFG Global Plus Fund	$40,370	$33,202	$51,190
MFG Global Sustainable Fund	$1,419	N/A(1)	N/A(1)
MFG Core Infrastructure Fund	$50,109	$39,378	$48,791
MFG Select Infrastructure Fund	$14,539	$17,830	N/A(2)
Caravan Emerging Markets Fund	$30,755	N/A(3)	N/A(3)

(1)	The MFG Global Sustainable Fund commenced operations on October 9, 2019.

(2)	The MFG Select Infrastructure Fund commenced operations on July 2, 2018.

(3)	The Caravan Emerging Markets Fund commenced operations on December 4, 2019.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers and negotiating commissions, the Subadvisers consider several factors, subject to the principle of best execution, including, as appropriate: the firm’s reliability; the quality of its execution services on a continuing basis; the reputation, experience and financial condition of the broker dealer involved; the amount of commissions; investment and market information and other research, such as economic, securities and performance measurement research and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. In addition, Caravan also considers the following factors in selecting brokers and negotiating commissions: market access, access to market liquidity and expertise in particular markets. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Subadvisers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Funds. With respect to MFG Asset Management, all research is paid for by MFG Asset Management pursuant to execution only brokerage rates with a panel of approved brokers. With respect to Caravan, all research is paid for by Caravan pursuant to execution only brokerage rates with the brokers included in Caravan’s approved broker list.

Although none of the Funds currently pays “soft dollar” commissions for research, each of the MFG Asset Management Subadvisory Agreement and the Caravan Subadvisory Agreement authorizes the MFG Funds and the Caravan Emerging Markets Fund to pay higher commissions for research in accordance with the following requirements. The MFG Asset Management Subadvisory Agreement and the Caravan Subadvisory Agreement provide that such higher commissions will not be paid by the Funds unless (a) the Subadviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Subadviser’s overall responsibilities with respect to the accounts as to which they exercise investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the subadvisory agreements; and (c) in the opinion of the Subadvisers, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term. Although the Subadvisers currently pay for investment research from their own resources, they may receive unsolicited proprietary and third party research from any of the brokers with which they execute client transactions and may be used by the Subadvisers in servicing all accounts.

In a client commission arrangement a portion of the commission paid by a Subadviser is allocated to an account held by the broker to purchase research services either from the executing broker or another broker. The client commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e), and the SEC’s related interpretative guidance. Participating in client commission arrangements enables a Subadviser to consolidate payments for research services through one or more channels using accumulated client commissions. Such arrangements also help to facilitate a Subadviser’s receipt of research services and ability to provide best execution in the trading process. Currently, neither Subadviser participates in client commission arrangements.

The Funds are required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds. No such commissions were paid by the Funds during the fiscal year ended June 30, 2020.

The Subadvisers place portfolio transactions for other advisory accounts that they manage. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Subadvisers in servicing all of their accounts. Not all of such services may be used by the subadvisers in connection with the Funds. The Subadvisers believe it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by them. The Subadvisers seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by the Subadvisers are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Custodian

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., acts as transfer agent for the Funds.

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements. Under these Agreements, Fund Services calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals). For the foregoing services, Fund Services receives from the Funds a fee, computed daily and payable monthly, based on the Company’s average net assets. For the fiscal years ended June 30, 2020, 2019, and 2018, Fund Services received $654,600, $521,974, and $537,115, respectively, from the Company, including from three former series of the Company, for such services.

Shareholder Meetings

Maryland law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Company’s Bylaws also contain procedures for the removal of directors by shareholders of the Company. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Distribution of Fund Shares

Distributor

The Distributor, Frontegra Strategies, LLC, located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062, is the principal distributor of the Funds’ shares. Under a Distribution Agreement between the Company and the Distributor, the Distributor offers the Funds’ shares on a continuous, best efforts basis. The Distributor is owned by FNAH and is managed by Mr. Forsyth. See “Frontegra Asset Management Inc.—Ownership and Related Companies” for a discussion of the Distributor’s affiliates. As compensation for its services under the Distribution Agreement, for Class Y shares of the MFG Global Plus Fund, the Distributor may be reimbursed for certain activities according to the plan adopted by the Company pursuant to Rule 12b-1 Plan, discussed below. During each of the fiscal years ended June 30, 2020, 2019, and 2018, the Distributor did not receive commissions or other compensation for the sale of Fund shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of each Fund’s outstanding securities and, in either case, by a majority of the directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Company on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Plan

Class Y shares of the MFG Global Plus Fund are subject to a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan authorizes payments by the Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class Y shares of the Fund. The Plan provides that the Distributor will act as distributor of the Class Y shares of the Fund, and it permits the payment of fees to the Distributor or others, such as mutual fund supermarkets, brokers, dealers, administrators and other financial intermediaries (collectively, “Financial Intermediaries”), as reimbursement for activities primarily intended to result in the sale of shares of the Fund. Such activities typically include advertising, compensation for sales and marketing activities by Financial Intermediaries, and the production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside the Plan and not subject to its limitations. As of June 30, 2020, the Class Y shares of the MFG Global Plus Fund had not commenced operations.

The Plan is a reimbursement-type plan, which means that the Class Y shares of the MFG Global Plus Fund pay the Distributor and other qualified recipients an amount necessary to reimburse the Distributor and Financial Intermediaries for their allocated share of expenses incurred pursuant to the Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets attributable to Class Y shares. Payments by a Fund under the Plan may be made to reimburse the Distributor and Financial Intermediaries for services provided in connection with the distribution of the Fund’s Class Y shares to investors. The Plan increases the Class Y shares’ expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the independent directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the independent directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Plan is designed to encourage Financial Intermediaries to provide distribution services to the Fund and holders of Class Y shares.

Interests in the Plan

Frontegra, in its capacity as the Funds’ investment adviser, MFG Asset Management in its capacity as subadviser, and the Distributor, in its capacity as principal distributor of Fund shares, have direct and/or indirect financial interests in the Plan. Mr. Forsyth has indirect financial interests in the Plan through his minority interest in FNAH. No other “interested person” of the Funds, as defined in the 1940 Act, and no director of the Funds who is not an “interested person,” has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The Plan, including a form of the Rule 12b-1 related agreement, was approved by the Board, including all of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements (the “Rule 12b-1 Independent Directors”). The continuation of the Plan is approved annually by the Board, including a majority of the Rule 12b-1 Independent Directors when required under the 1940 Act. The Board has determined that the Plan is likely to benefit Class Y shares of the MFG Global Plus Fund because it is reasonably likely to grow the assets of the Class Y shares that may be offered by the MFG Global Plus Fund in the future and also determined that the amount of Rule 12b-1 fee is reasonable and appropriate. Under the Plan, the Distributor will provide the Board, and the directors will review, at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

Payments to Financial Intermediaries

The Distributor, Frontegra and/or their affiliates may pay compensation, out of their own resources and without additional cost to the Funds or their shareholders, to financial intermediaries for services provided to clients who hold Fund shares, for introducing new shareholders to the Funds and for administrative, sub-accounting and shareholder services. This practice is referred to as “revenue sharing.” These payments, if made, would be in addition to the 12b-1 and shareholder servicing or other administrative fees payable out of Fund assets to firms that provide services to shareholders of Institutional Class, Service Class and Class Y shares. Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.

Purchase, Pricing and Redemption of Shares

Shares of each Fund are sold on a continuous basis at each Fund’s net asset value. As set forth in the Prospectus under “Valuation of Fund Shares,” each Fund’s net asset value per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. A Fund is not required to calculate its net asset value on days during which that Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the market value of the Fund’s total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Debt securities are valued by using an evaluated bid price provided by a pricing service. If closing bid and asked prices are not readily available, the pricing service may provide a price determined by a method used to value fixed income securities without relying exclusively on quoted prices. Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and securities traded on NASDAQ are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a national securities exchange or NASDAQ are valued at the most recent sale price.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or its delegate. The Board has approved the use of pricing services to assist the Funds in the determination of net asset value. Short-term fixed income securities maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method.

Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using the fair value procedures described above. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Purchases In Kind. Shares of a Fund may be purchased “in kind,” subject to the approval of Frontegra and/or subadviser and their determination that the securities are acceptable investments for a Fund and that they have a value that is readily ascertainable in accordance with the applicable Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by a Fund in an in kind purchase will be valued at market value. In general, investors transferring securities for shares will be treated, for federal income tax purposes, as if they sold the transferred securities at their fair market value and used the proceeds to purchase shares of a Fund, and a Fund’s tax basis in the transferred securities will be equal to their fair market value.

Redemptions In Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the shares of the Fund being redeemed, whichever is less for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash, such as securities or other property. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund’s net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash. The subsequent sale of securities received in kind may result in realized gains or losses for federal income tax purposes.

Anti-Money Laundering Program

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program. Elyce D. Dilworth serves as the Company’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertake a complete and thorough review of all new account applications.

Taxation of the Funds

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of a Fund’s distributions made to shareholders. Please consult your tax adviser before investing.

If your shares are held in a taxable account, you should be aware of the following federal income tax implications. Each Fund intends to qualify and elect to be taxed as a “regulated investment company” under the Code. If so qualified, each Fund will not be liable for federal income or excise taxes at the Fund level on amounts distributed to shareholders, provided that investment company taxable income and net capital gain are sufficiently distributed to shareholders on a timely basis and each Fund meets certain requirements regarding the sources of its income and the diversification of its assets. Pursuant to the Code, each Fund will be treated as a separate entity for federal income tax purposes. In the event that a Fund fails to qualify as a “regulated investment company” and does not obtain relief from such failure, it will be treated as a regular corporation for federal income tax purposes. In this event, a Fund would be subject to federal income taxes on the full amount of its investment company taxable income and net capital gains, and any distributions made by such Fund to the extent of its then-current and accumulated earnings and profits would be taxable as dividend income to the Fund’s shareholders. This would increase the cost of investing in such Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. For federal income tax purposes, distributions of each Fund’s investment company taxable income (which includes, generally, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income. For non-corporate shareholders, “qualified dividend” income is eligible for the reduced federal income tax rates applicable to long-term capital gains if the shareholder meets certain holding period requirements.

Distributions of investment company taxable income will be taxed at the ordinary income tax rate applicable to the shareholder. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. Each Fund will inform shareholders of the federal income tax status of all distributions promptly after the close of each calendar year. The following table shows a Fund’s aggregate capital loss carryforward as of June 30, 2020, which is available to offset future capital gains. A Fund’s ability to utilize its capital loss carryforwards in a given year or in total may be limited. The following amounts are not subject to expiration.

Fund Name	Short-Term	Long-Term	Total
MFG Global Sustainable Fund	$573,772	—	$573,772
MFG Core Infrastructure Fund	$782,795	$5,591,168	$6,373,963
Caravan Emerging Markets Fund	$599,697	—	$599,697

Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax). The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, exchange or redemption of a Fund’s shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

Interest and dividends received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by such Fund. Pursuant to the election, an eligible Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes paid by such Fund, (ii) treat his share of those taxes and of any distribution paid by such Fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (a) distributions of investment company taxable income, and (b) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2018, to (i) certain “foreign financial institutions” that do not agree to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (unless such entity is deemed compliant under the terms of an intergovernmental agreement between the U.S. and the country in which the entity is a tax resident), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds a Fund’s shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time a Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by a Fund may bear interest at a high nominal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations. In that case, a Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Investors are urged to consult their own tax advisers.

Cost Basis Reporting

The Funds are required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”), when the shareholder sells, redeems or exchanges such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, banks, financial institutions, corporations (other than S corporations), credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”), are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss. If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, each Fund will use the average cost method, which averages the basis of all Fund covered shares in your account regardless of holding period, and covered shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 342 N. Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for the Funds. Cohen & Company, Ltd. audits and reports on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ federal income tax returns, and performs other auditing and tax services when engaged to do so by the Funds.

Financial Statements

The audited financial statements of the Funds for the fiscal period ended June 30, 2020, are incorporated herein by reference to each Fund’s Annual Report to Shareholders as filed with the SEC on September 1, 2020.

PART C

OTHER INFORMATION

Item 28.	Exhibits

See “Exhibit Index.”

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers (within the meaning of the Maryland General Corporation Law), whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.	Business and Other Connections of Investment Adviser

Frontegra Asset Management, Inc. (“Frontegra”) serves as the investment adviser with respect to the Registrant’s Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Global Sustainable, Frontier MFG Core Infrastructure, Frontier MFG Select Infrastructure and Frontier Caravan Emerging Markets Funds. Frontegra is a registered investment adviser. The business and other connections of Frontegra, as well as the names and titles of the executive officers and directors of Frontegra, are further described in Frontegra’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”) serves as subadviser with respect to the Registrant’s Frontier MFG Global Equity Fund, Frontier MFG Global Plus Fund, Frontier MFG Global Sustainable Fund, Frontier MFG Core Infrastructure Fund and Frontier MFG Select Infrastructure Fund. MFG Asset Management is a registered investment adviser. The business and other connections of MFG Asset Management, as well as the names and titles of the executive officers and directors of MFG Asset Management are further described in MFG Asset Management’s Form ADV as filed with the SEC.

Caravan Capital Management, LLC (“Caravan”) serves as subadviser with respect to the Registrant’s Frontier Caravan Emerging Markets Fund. Caravan is a registered investment adviser. The business and other connections of Caravan, as well as the names and titles of the executive officers and directors of Caravan are further described in Caravan’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the directors or executive officers of Frontegra, MFG Asset Management or Caravan is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Adviser and Subadvisers” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 32.	Principal Underwriters

(a)	None

(b)	Set forth below is certain information pertaining to the managers and officers of Frontegra Strategies, LLC, the Registrant’s principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND
William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	President and General Securities Principal	President and Director
Elyce D. Dilworth 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	General Securities Principal and Anti-Money Laundering Compliance Officer	Chief Compliance Officer, Assistant Secretary, Treasurer, Anti-Money Laundering Compliance Officer
Christopher C. Currie 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	General Securities Principal and Chief Compliance Officer	Vice President and Secretary
Carol Ann Kinzer 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	Financial Operations Principal	None

(c)	None

C-2

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section, are maintained in the following locations:

Records Relating to:	Are Located at:
Registrant’s Investment Adviser to Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Global Sustainable, Frontier MFG Core Infrastructure, Frontier MFG Select Infrastructure, and Frontier Caravan Emerging Markets Funds	Frontegra Asset Management, Inc. 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062
Registrant’s Subadviser to Frontier MFG Core Infrastructure Fund, Frontier MFG Global Equity Fund, Frontier MFG Global Plus Fund, Frontier MFG Select Infrastructure Fund and Frontier MFG Global Sustainable Fund	MFG Asset Management MLC Centre Level 36, 19 Martin Place Sydney, NSW, Australia 2000
Registrant’s Subadviser to the Frontier Caravan Emerging Markets Fund	Caravan Capital Management, LLC 950 Pacific Avenue Suite 500 Tacoma, WA 98402
Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services LLC (d/b/a U.S. Bank Global Fund Services) 615 E. Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Distributor	Frontegra Strategies, LLC 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062

Item 34.	Management Services

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

C-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 28th day of October 2020.

FRONTIER FUNDS, INC. (Registrant)

By:	/s/ William D. Forsyth III
William D. Forsyth III
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

	Name	Title	Date

	/s/ William D. Forsyth III	President and a Director (principal executive officer)	October 28, 2020
William D. Forsyth III

	/s/ Elyce D. Dilworth	Chief Compliance Officer and Treasurer (principal financial officer)	October 28, 2020
Elyce D. Dilworth

Director*
Pamela H. Conroy

Director*
Steven K. Norgaard

Director*
James M. Snyder

*By:	/s/ William D. Forsyth III
William D. Forsyth III
President
Attorney-in-fact pursuant to a Power of Attorney filed herewith.

C-4

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.1)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A
(a.2)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(a.3)	Articles Supplementary to the Registrant’s Articles of Incorporation dated July 16, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42
(a.4)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57
(a.5)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 9, 2011	Filed December 28, 2011, Post-Effective Amendment No. 79
(a.6)	Articles of Amendment dated October 2, 2012	Filed October 28, 2013, Post-Effective Amendment No. 83
(a.7)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2013	Filed October 28, 2013, Post-Effective Amendment No. 83
(a.8)	Form of Articles of Amendment dated October 27, 2014	Filed October 28, 2014, Post-Effective Amendment No. 85
(a.9)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 12, 2015	Filed March 23, 2015, Post-Effective Amendment No. 88
(a.10)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 7, 2016	Filed March 17, 2016, Post-Effective Amendment No. 97
(a.11)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2018	Filed June 29, 2018, Post-Effective Amendment No. 110
(a.12)	Certificate of Correction to the Registrant’s Articles of Incorporation dated December 4, 2018	Filed December 14, 2018, Post-Effective Amendment No. 115
(a.13)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 4, 2018	Filed December 14, 2018, Post-Effective Amendment No. 115
(a.14)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 20, 2019	Filed March 27, 2019, Post-Effective Amendment No. 119
(a.15)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 26, 2019	Filed September 19, 2019, Post-Effective Amendment No. 122
(b)	Registrant’s Amended and Restated By-Laws	Filed October 28, 2013, Post-Effective Amendment No. 83
(c)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and Amended and Restated By-Laws
(d.1)	Form of Investment Advisory Agreement	Filed July 23, 2018, Definitive Proxy Statement on Schedule 14A
(d.2)	Amended Exhibit B to the Investment Advisory Agreement	Filed October 28, 2019, Post-Effective Amendment No. 124

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(d.3)	Form of Exhibit F to the Investment Advisory Agreement regarding the Frontier MFG Global Sustainable Fund	Filed December 14, 2018, Post-Effective Amendment No. 115
(d.4)	Form of Exhibit H to the Investment Advisory Agreement regarding the Frontier Caravan Emerging Markets Funds	Filed September 19, 2019, Post-Effective Amendment No. 122
(d.5)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Magellan Asset Management Limited doing business as MFG Asset Management	Filed July 23, 2018, Definitive Proxy Statement on Schedule 14A
(d.6)	Form of Exhibit E to the Subadvisory Agreement between Frontegra Asset Management, Inc. and Magellan Asset Management Limited doing business as MFG Asset Management regarding the Frontier MFG Global Sustainable Fund	Filed December 14, 2018, Post-Effective Amendment No. 115
(d.7)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Caravan Capital Management, LLC	Filed September 19, 2019, Post-Effective Amendment No. 122
(d.8)	Amended and Restated Expense Cap/Reimbursement Agreement regarding the Frontier MFG Global Equity Fund, Frontier MFG Global Plus Fund, Frontier MFG Core Infrastructure Fund, MFG Select Infrastructure Fund, and Frontier MFG Global Sustainable Fund		X
(d.9)	Expense Cap/Reimbursement Agreement regarding the Frontier Caravan Emerging Markets Fund	Filed September 19, 2019, Post-Effective Amendment No. 122
(e.1)	Distribution Agreement	Filed June 29, 2018, Post-Effective Amendment No. 110
(e.2)	Amended Exhibit A to Distribution Agreement	Filed September 19, 2019, Post-Effective Amendment No. 122
(f)	None
(g.1)	Custody Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(g.2)	Form of Amendment to Custody Agreement dated July 21, 2020		X
(h.1)	Transfer Agent Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.2)	Form of Amendment to Transfer Agent Services Agreement dated July 21, 2020		X
(h.3)	Fund Administration Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.4)	Form of Amendment to Fund Administration Servicing Agreement dated July 21, 2020		X

2

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(h.5)	Fund Accounting Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.6)	Form of Amendment to Fund Accounting Servicing Agreement dated July 21, 2020		X
(h.7)	Power of Attorney		X
(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 27, 2011 (Frontier MFG Global Equity and Frontier MFG Core Infrastructure Funds)	Filed December 28, 2011, Post-Effective Amendment No. 79
(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated March 23, 2015 (Frontier MFG Global Plus Fund)	Filed March 23, 2015, Post-Effective Amendment No. 88
(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated March 17, 2016 (Service Class shares for the Frontier MFG Global Equity, Frontier MFG Global Plus and Frontier MFG Core Infrastructure Funds)	Filed March 17, 2016, Post-Effective Amendment No. 97
(i.4)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 29, 2018 (Frontier MFG Select Infrastructure Fund)	Filed June 29, 2018, Post-Effective Amendment No. 110
(i.5)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 14, 2018 (Frontier MFG Global Sustainable Fund)	Filed December 14, 2018, Post-Effective Amendment No. 115
(i.6)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 19, 2019 (Frontier Caravan Emerging Markets Fund)	Filed September 19, 2019, Post-Effective Amendment No. 122
(j)	Consent of Independent Registered Public Accounting Firm		X
(k)	None
(l)	Initial Subscription Agreements	Filed October 11, 1996, Post-Effective Amendment No. 1
(m.1)	Rule 12b-1 Plan	Filed October 31, 2008, Post-Effective Amendment No. 44
(m.2)	Shareholder Servicing Plan		X
(m.3)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44
(n.1)	Amended and Restated Multiple Class Plan	Filed December 14, 2018, Post-Effective Amendment No. 115
(n.2)	Amendment to Appendix A of Amended and Restated Multiple Class Plan dated August 26, 2019	Filed September 19, 2019, Post-Effective Amendment No. 122
(o)	Reserved
(p.1)	Code of Ethics for Access Persons of Frontier Funds, Inc., Frontegra Asset Management, Inc., Frontegra Strategies, LLC and Frontier Partners, Inc.	Filed September 19, 2019, Post- Effective Amendment No. 122

3

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(p.2)	Magellan Financial Group Limited Code of Ethics		X
(p.3)	Magellan Asset Management Limited Personal Trading Policy	Filed October 29, 2018, Post-Effective Amendment No. 113
(p.5)	Caravan Capital Management, LLC Code of Ethics	Filed September 19, 2019, Post-Effective Amendment No. 122
101.INS	XBRL Instance Document -- the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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